UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Class L & Class N Semi-Annual Report September 30, 2015

Contents

Strategic Advisers® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Strategic Advisers® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.9
Strategic Advisers Core Multi-Manager Fund Class F	5.6	5.4
Strategic Advisers Growth Multi-Manager Fund Class F	4.6	4.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.8	2.7
Strategic Advisers Value Multi-Manager Fund Class F	5.6	5.4
	19.3	18.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.3	2.6
Strategic Advisers International Multi-Manager Fund Class F	4.1	4.5
	7.4	7.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	41.0	41.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	49.0	49.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	17.0	13.8
Fidelity Series Short-Term Credit Fund Class F	7.3	10.4
	24.3	24.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Six months ago
Domestic Equity Funds	18.9%
International Equity Funds	7.1%
Bond Funds	49.8%
Short-Term Funds	24.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,564	$8,634
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,693	64,275
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,262	53,660
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,163	32,074
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,928	64,213
TOTAL DOMESTIC EQUITY FUNDS
(Cost $251,005)		222,856

International Equity Funds - 7.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,638	37,663
Strategic Advisers International Multi-Manager Fund Class F (b)	4,371	47,910
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $98,219)		85,573

Bond Funds - 49.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	755	6,928
Fidelity Series Floating Rate High Income Fund Class F (b)	308	2,915
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,237	40,891
Fidelity Series Real Estate Income Fund Class F (b)	508	5,489
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	48,487	474,690
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,834	36,580
TOTAL BOND FUNDS
(Cost $576,824)		567,493

Short-Term Funds - 24.3%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	197,027	197,027
Fidelity Series Short-Term Credit Fund Class F (b)	8,486	84,520
TOTAL SHORT-TERM FUNDS
(Cost $281,877)		281,547
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,207,925)		1,157,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$1,157,410

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$156,406	$48,035	$7,413	$148	$197,027
Fidelity Series Commodity Strategy Fund Class F	9,834	978	1,205	--	8,634
Fidelity Series Emerging Markets Debt Fund Class F	6,076	1,275	28	196	6,928
Fidelity Series Floating Rate High Income Fund Class F	5,691	306	2,982	92	2,915
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	2,450	780	42	40,891
Fidelity Series Real Estate Income Fund Class F	5,486	475	229	138	5,489
Fidelity Series Short-Term Credit Fund Class F	117,519	5,898	38,485	592	84,520
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	34,030	16,084	6,441	474,690
Strategic Advisers Core Multi-Manager Fund Class F	61,298	13,339	2,264	219	64,275
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	15,569	121	--	37,663
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	9,425	1,882	119	53,660
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	3,467	2,543	1,018	36,580
Strategic Advisers International Multi-Manager Fund Class F	51,072	5,133	3,603	--	47,910
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	5,809	460	--	32,074
Strategic Advisers Value Multi-Manager Fund Class F	61,542	11,146	1,817	317	64,213
Total	$1,132,817	$157,335	$79,896	$9,322	$1,157,469

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,207,925) — See accompanying schedule		$1,157,469
Receivable for investments sold		11,389
Receivable for fund shares sold		1,481
Total assets		1,170,339
Liabilities
Payable for investments purchased	$12,864
Distribution and service plan fees payable	21
Transfer agent fees payable	44
Total liabilities		12,929
Net Assets		$1,157,410
Net Assets consist of:
Paid in capital		$1,201,897
Undistributed net investment income		1,319
Accumulated undistributed net realized gain (loss) on investments		4,650
Net unrealized appreciation (depreciation) on investments		(50,456)
Net Assets		$1,157,410
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($952,067 ÷ 96,884 shares)		$9.83
Class L:
Net Asset Value, offering price and redemption price per share ($102,906 ÷ 10,472 shares)		$9.83
Class N:
Net Asset Value, offering price and redemption price per share ($102,437 ÷ 10,429 shares)		$9.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,322
Expenses
Transfer agent fees	$280
Distribution and service plan fees	131
Independent trustees' compensation	2
Total expenses		413
Net investment income (loss)		8,909
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,320)
Capital gain distributions from underlying funds	8,204
Total net realized gain (loss)		6,884
Change in net unrealized appreciation (depreciation) on underlying funds		(51,470)
Net gain (loss)		(44,586)
Net increase (decrease) in net assets resulting from operations		$(35,677)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,909	$18,193
Net realized gain (loss)	6,884	28,823
Change in net unrealized appreciation (depreciation)	(51,470)	(8,319)
Net increase (decrease) in net assets resulting from operations	(35,677)	38,697
Distributions to shareholders from net investment income	(8,539)	(18,452)
Distributions to shareholders from net realized gain	(13,955)	(18,460)
Total distributions	(22,494)	(36,912)
Share transactions - net increase (decrease)	82,736	225,410
Total increase (decrease) in net assets	24,565	227,195
Net Assets
Beginning of period	1,132,845	905,650
End of period (including undistributed net investment income of $1,319 and undistributed net investment income of $949, respectively)	$1,157,410	$1,132,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.18	.14	.04
Net realized and unrealized gain (loss)	(.38)	.22	.24	.13
Total from investment operations	(.30)	.40	.38	.17
Distributions from net investment income	(.08)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.13)	(.18)	(.11)	–
Total distributions	(.20)C	(.36)D	(.23)	(.03)
Net asset value, end of period	$9.83	$10.33	$10.29	$10.14
Total ReturnE,F	(2.93)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.06%	.15%I
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.06%	.06%I
Net investment income (loss)	1.56%I	1.77%	1.43%	1.52%I
Supplemental Data
Net assets, end of period (000 omitted)	$952	$921	$702	$102
Portfolio turnover rateG	14%I	23%	40%	0%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.127 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.08	.18	.05
Net realized and unrealized gain (loss)	(.38)	.22	.15
Total from investment operations	(.30)	.40	.20
Distributions from net investment income	(.08)	(.19)	(.04)
Distributions from net realized gain	(.13)	(.18)	(.06)
Total distributions	(.20)C	(.36)D	(.10)
Net asset value, end of period	$9.83	$10.33	$10.29
Total ReturnE	(2.94)%	3.97%	2.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.06%	.06%H
Expenses net of fee waivers, if any	.05%H	.06%	.06%H
Expenses net of all reductions	.05%H	.06%	.06%H
Net investment income (loss)	1.56%H	1.77%	1.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$106	$102
Portfolio turnover rateF	14%H	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.127 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.16	.04
Net realized and unrealized gain (loss)	(.39)	.22	.16
Total from investment operations	(.32)	.38	.20
Distributions from net investment income	(.06)	(.16)	(.04)
Distributions from net realized gain	(.13)	(.18)	(.06)
Total distributions	(.19)	(.34)	(.10)
Net asset value, end of period	$9.82	$10.33	$10.29
Total ReturnC	(3.15)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.31%	.32%F
Expenses net of fee waivers, if any	.30%F	.31%	.32%F
Expenses net of all reductions	.30%F	.31%	.32%F
Net investment income (loss)	1.31 %F	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$102	$106	$102
Portfolio turnover rateD	14%F	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.8
Strategic Advisers Core Multi-Manager Fund Class F	8.4	8.4
Strategic Advisers Growth Multi-Manager Fund Class F	7.0	7.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.2	4.3
Strategic Advisers Value Multi-Manager Fund Class F	8.4	8.5
	28.7	29.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.3	3.8
Strategic Advisers International Multi-Manager Fund Class F	7.4	7.9
	11.7	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.1	3.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	36.3	36.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.5
	43.9	44.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.0	8.4
Fidelity Series Short-Term Credit Fund Class F	4.7	6.4
	15.7	14.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	11.7%
Bond Funds	43.9%
Short-Term Funds	15.7%

Six months ago
Domestic Equity Funds	29.0%
International Equity Funds	11.7%
Bond Funds	44.5%
Short-Term Funds	14.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	506	$2,794
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,774	31,322
Strategic Advisers Growth Multi-Manager Fund Class F (b)	2,075	26,129
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,540	15,617
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,392	31,169
TOTAL DOMESTIC EQUITY FUNDS
(Cost $118,355)		107,031

International Equity Funds - 11.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,973	16,024
Strategic Advisers International Multi-Manager Fund Class F (b)	2,504	27,448
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,717)		43,472

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	245	2,245
Fidelity Series Floating Rate High Income Fund Class F (b)	100	945
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,193	11,509
Fidelity Series Real Estate Income Fund Class F (b)	165	1,779
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	13,814	135,243
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,243	11,854
TOTAL BOND FUNDS
(Cost $166,164)		163,575

Short-Term Funds - 15.7%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	41,102	41,102
Fidelity Series Short-Term Credit Fund Class F (b)	1,770	17,632
TOTAL SHORT-TERM FUNDS
(Cost $58,797)		58,734
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $392,033)		372,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$372,777

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$28,335	$18,807	$6,039	$29	$41,102
Fidelity Series Commodity Strategy Fund Class F	2,677	827	385	--	2,794
Fidelity Series Emerging Markets Debt Fund Class F	2,044	667	342	65	2,245
Fidelity Series Floating Rate High Income Fund Class F	1,673	269	967	27	945
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	2,959	1,492	11	11,509
Fidelity Series Real Estate Income Fund Class F	1,620	494	260	43	1,779
Fidelity Series Short-Term Credit Fund Class F	21,364	5,239	8,884	117	17,632
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	36,946	20,303	1,761	135,243
Strategic Advisers Core Multi-Manager Fund Class F	28,235	11,965	4,785	119	31,322
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	7,820	1,676	--	16,024
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	9,104	4,071	65	26,129
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	3,390	2,400	320	11,854
Strategic Advisers International Multi-Manager Fund Class F	26,468	8,107	4,675	--	27,448
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	5,412	2,039	--	15,617
Strategic Advisers Value Multi-Manager Fund Class F	28,345	10,459	4,337	171	31,169
Total	$335,047	$122,465	$62,655	$2,728	$372,812

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $392,033) — See accompanying schedule		$372,812
Receivable for investments sold		4,328
Total assets		377,140
Liabilities
Payable for investments purchased	$4,326
Distribution and service plan fees payable	22
Transfer agent fees payable	15
Total liabilities		4,363
Net Assets		$372,777
Net Assets consist of:
Paid in capital		$388,170
Undistributed net investment income		2,393
Accumulated undistributed net realized gain (loss) on investments		1,435
Net unrealized appreciation (depreciation) on investments		(19,221)
Net Assets		$372,777
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($167,065 ÷ 16,836 shares)		$9.92
Class L:
Net Asset Value, offering price and redemption price per share ($103,090 ÷ 10,399 shares)		$9.91
Class N:
Net Asset Value, offering price and redemption price per share ($102,622 ÷ 10,364 shares)		$9.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,728
Expenses
Transfer agent fees	$139
Distribution and service plan fees	133
Independent trustees' compensation	1
Total expenses		273
Net investment income (loss)		2,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,467)
Capital gain distributions from underlying funds	4,276
Total net realized gain (loss)		1,809
Change in net unrealized appreciation (depreciation) on underlying funds		(19,581)
Net gain (loss)		(17,772)
Net increase (decrease) in net assets resulting from operations		$(15,317)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,455	$5,382
Net realized gain (loss)	1,809	15,183
Change in net unrealized appreciation (depreciation)	(19,581)	(5,527)
Net increase (decrease) in net assets resulting from operations	(15,317)	15,038
Distributions to shareholders from net investment income	(956)	(5,317)
Distributions to shareholders from net realized gain	(6,249)	(11,687)
Total distributions	(7,205)	(17,004)
Share transactions - net increase (decrease)	60,270	17,249
Total increase (decrease) in net assets	37,748	15,283
Net Assets
Beginning of period	335,029	319,746
End of period (including undistributed net investment income of $2,393 and undistributed net investment income of $894, respectively)	$372,777	$335,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.19	.14	.05
Net realized and unrealized gain (loss)	(.51)	.31	.49	.22
Total from investment operations	(.43)	.50	.63	.27
Distributions from net investment income	(.03)	(.19)	(.10)	–
Distributions from net realized gain	(.20)	(.39)	(.15)	–
Total distributions	(.23)	(.57)C	(.25)	–
Net asset value, end of period	$9.92	$10.58	$10.65	$10.27
Total ReturnD,E	(4.18)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%H	.05%	.06%	.06%H
Expenses net of all reductions	.06%H	.05%	.06%	.06%H
Net investment income (loss)	1.46%H	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$167	$120	$115	$103
Portfolio turnover rateF	35%H	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.07	.18	.06
Net realized and unrealized gain (loss)	(.50)	.32	.22
Total from investment operations	(.43)	.50	.28
Distributions from net investment income	(.03)	(.18)	(.06)
Distributions from net realized gain	(.20)	(.39)	(.09)
Total distributions	(.23)	(.57)	(.15)
Net asset value, end of period	$9.91	$10.57	$10.64
Total ReturnC,D	(4.19)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.10%	.07%G
Expenses net of fee waivers, if any	.09%G	.10%	.07%G
Expenses net of all reductions	.09%G	.10%	.07%G
Net investment income (loss)	1.42%G	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateE	35%G	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.16	.05
Net realized and unrealized gain (loss)	(.50)	.31	.21
Total from investment operations	(.44)	.47	.26
Distributions from net investment income	(.03)	(.16)	(.06)
Distributions from net realized gain	(.20)	(.39)	(.09)
Total distributions	(.22)C	(.54)D	(.14)E
Net asset value, end of period	$9.90	$10.56	$10.63
Total ReturnF,G	(4.26)%	4.53%	2.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.35%	.33%J
Expenses net of fee waivers, if any	.34%J	.35%	.33%J
Expenses net of all reductions	.34%J	.35%	.33%J
Net investment income (loss)	1.17%J	1.46%	1.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$103	$107	$103
Portfolio turnover rateH	35%J	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014 March 31, 2014 March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.197 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.8
Strategic Advisers Core Multi-Manager Fund Class F	10.2	10.3
Strategic Advisers Growth Multi-Manager Fund Class F	8.6	8.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	5.2
Strategic Advisers Value Multi-Manager Fund Class F	10.3	10.3
	34.9	35.2
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1	4.6
Strategic Advisers International Multi-Manager Fund Class F	9.5	10.0
	14.6	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	2.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.2	33.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.5
	40.2	40.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.2	5.4
Fidelity Series Short-Term Credit Fund Class F	3.1	4.0
	10.3	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	35.2%
International Equity Funds	14.6%
Bond Funds	40.8%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,037	$5,722
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,894	77,832
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,175	65,157
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,840	38,941
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,983	77,963
TOTAL DOMESTIC EQUITY FUNDS
(Cost $297,334)		265,615

International Equity Funds - 14.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,766	38,703
Strategic Advisers International Multi-Manager Fund Class F (b)	6,577	72,083
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $125,240)		110,786

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	501	4,599
Fidelity Series Floating Rate High Income Fund Class F (b)	205	1,935
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,928	18,607
Fidelity Series Real Estate Income Fund Class F (b)	337	3,642
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	25,772	252,306
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,545	24,281
TOTAL BOND FUNDS
(Cost $310,714)		305,370

Short-Term Funds - 10.3%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	55,040	55,040
Fidelity Series Short-Term Credit Fund Class F (b)	2,371	23,611
TOTAL SHORT-TERM FUNDS
(Cost $78,732)		78,651
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $812,020)		760,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53)
NET ASSETS - 100%		$760,369

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$41,289	$21,756	$8,006	$41	$55,040
Fidelity Series Commodity Strategy Fund Class F	6,129	1,066	790	--	5,722
Fidelity Series Emerging Markets Debt Fund Class F	4,632	879	643	141	4,599
Fidelity Series Floating Rate High Income Fund Class F	3,829	340	2,167	61	1,935
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	2,743	2,410	19	18,607
Fidelity Series Real Estate Income Fund Class F	3,681	627	503	93	3,642
Fidelity Series Short-Term Credit Fund Class F	31,175	5,051	12,500	165	23,611
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	42,143	38,764	3,525	252,306
Strategic Advisers Core Multi-Manager Fund Class F	78,985	19,615	10,605	271	77,832
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	14,892	3,632	--	38,703
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	14,800	9,190	149	65,157
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	4,351	4,651	697	24,281
Strategic Advisers International Multi-Manager Fund Class F	76,863	12,747	10,343	--	72,083
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	8,965	4,637	--	38,941
Strategic Advisers Value Multi-Manager Fund Class F	79,069	17,353	10,107	391	77,963
Total	$766,942	$167,328	$118,948	$5,553	$760,422

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $812,020) — See accompanying schedule		$760,422
Receivable for investments sold		8,976
Receivable for fund shares sold		244
Total assets		769,642
Liabilities
Payable for investments purchased	$9,223
Distribution and service plan fees payable	22
Transfer agent fees payable	28
Total liabilities		9,273
Net Assets		$760,369
Net Assets consist of:
Paid in capital		$802,267
Undistributed net investment income		5,105
Accumulated undistributed net realized gain (loss) on investments		4,595
Net unrealized appreciation (depreciation) on investments		(51,598)
Net Assets		$760,369
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($554,481 ÷ 54,995 shares)		$10.08
Class L:
Net Asset Value, offering price and redemption price per share ($103,180 ÷ 10,229 shares)		$10.09
Class N:
Net Asset Value, offering price and redemption price per share ($102,708 ÷ 10,196 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,553
Expenses
Transfer agent fees	$200
Distribution and service plan fees	134
Independent trustees' compensation	2
Total expenses		336
Net investment income (loss)		5,217
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,783)
Capital gain distributions from underlying funds	10,045
Total net realized gain (loss)		5,262
Change in net unrealized appreciation (depreciation) on underlying funds		(50,120)
Net gain (loss)		(44,858)
Net increase (decrease) in net assets resulting from operations		$(39,641)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,217	$11,545
Net realized gain (loss)	5,262	39,218
Change in net unrealized appreciation (depreciation)	(50,120)	(14,337)
Net increase (decrease) in net assets resulting from operations	(39,641)	36,426
Distributions to shareholders from net investment income	(2,052)	(10,709)
Distributions to shareholders from net realized gain	(17,471)	(26,028)
Total distributions	(19,523)	(36,737)
Share transactions - net increase (decrease)	52,620	284,292
Total increase (decrease) in net assets	(6,544)	283,981
Net Assets
Beginning of period	766,913	482,932
End of period (including undistributed net investment income of $5,105 and undistributed net investment income of $1,940, respectively)	$760,369	$766,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.05
Net realized and unrealized gain (loss)	(.58)	.37	.67	.30
Total from investment operations	(.51)	.56	.82	.35
Distributions from net investment income	(.03)	(.17)	(.12)	–
Distributions from net realized gain	(.25)	(.40)	(.18)	–
Total distributions	(.28)	(.56)C	(.30)	–
Net asset value, end of period	$10.08	$10.87	$10.87	$10.35
Total ReturnD,E	(4.88)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%H	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.06%	.06%H
Net investment income (loss)	1.36%H	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$554	$550	$277	$104
Portfolio turnover rateF	30%H	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.07	.19	.07
Net realized and unrealized gain (loss)	(.58)	.38	.25
Total from investment operations	(.51)	.57	.32
Distributions from net investment income	(.03)	(.16)	(.07)
Distributions from net realized gain	(.25)	(.40)	(.11)
Total distributions	(.28)	(.56)	(.18)
Net asset value, end of period	$10.09	$10.88	$10.87
Total ReturnC	(4.87)%	5.37%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.07%	.07%F
Expenses net of fee waivers, if any	.06%F	.07%	.07%F
Expenses net of all reductions	.06%F	.07%	.07%F
Net investment income (loss)	1.35%F	1.71%	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateD	30%F	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.16	.06
Net realized and unrealized gain (loss)	(.59)	.37	.25
Total from investment operations	(.53)	.53	.31
Distributions from net investment income	(.02)	(.14)	(.07)
Distributions from net realized gain	(.25)	(.40)	(.11)
Total distributions	(.27)	(.53)C	(.17)D
Net asset value, end of period	$10.07	$10.87	$10.87
Total ReturnE	(5.04)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.32%	.32%H
Expenses net of fee waivers, if any	.31%H	.32%	.32%H
Expenses net of all reductions	.31%H	.32%	.32%H
Net investment income (loss)	1.10%H	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateF	30%H	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	12.0	12.0
Strategic Advisers Growth Multi-Manager Fund Class F	10.0	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.0
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.0
	40.8	40.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.1
Strategic Advisers International Multi-Manager Fund Class F	11.5	11.8
	17.1	16.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.3	30.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	36.5	37.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.9	2.9
Fidelity Series Short-Term Credit Fund Class F	1.7	2.2
	5.6	5.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.8%
International Equity Funds	17.1%
Bond Funds	36.5%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	16.9%
Bond Funds	37.2%
Short-Term Funds	5.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,579	$14,238
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,012	225,934
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,022	189,132
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,147	113,032
Strategic Advisers Value Multi-Manager Fund Class F (b)	17,368	226,299
TOTAL DOMESTIC EQUITY FUNDS
(Cost $865,581)		768,635

International Equity Funds - 17.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,047	105,939
Strategic Advisers International Multi-Manager Fund Class F (b)	19,730	216,236
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $369,426)		322,175

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,247	11,445
Fidelity Series Floating Rate High Income Fund Class F (b)	509	4,815
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,199	30,870
Fidelity Series Real Estate Income Fund Class F (b)	838	9,063
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	58,375	571,495
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,333	60,417
TOTAL BOND FUNDS
(Cost $699,814)		688,105

Short-Term Funds - 5.6%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	73,892	73,892
Fidelity Series Short-Term Credit Fund Class F (b)	3,183	31,698
TOTAL SHORT-TERM FUNDS
(Cost $105,703)		105,590
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,040,524)		1,884,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$1,884,353

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$52,123	$30,024	$8,255	$54	$73,892
Fidelity Series Commodity Strategy Fund Class F	14,338	2,652	1,036	--	14,238
Fidelity Series Emerging Markets Debt Fund Class F	10,314	2,638	828	342	11,445
Fidelity Series Floating Rate High Income Fund Class F	9,014	958	4,982	152	4,815
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	4,790	2,701	32	30,870
Fidelity Series Real Estate Income Fund Class F	8,693	1,616	843	231	9,063
Fidelity Series Short-Term Credit Fund Class F	39,400	7,235	14,786	218	31,698
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	96,749	65,512	8,008	571,495
Strategic Advisers Core Multi-Manager Fund Class F	217,153	58,313	18,520	815	225,934
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	40,293	5,437	--	105,939
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	43,231	16,318	461	189,132
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	11,190	7,562	1,713	60,417
Strategic Advisers International Multi-Manager Fund Class F	214,584	39,263	15,630	--	216,236
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	26,190	7,262	--	113,032
Strategic Advisers Value Multi-Manager Fund Class F	217,195	50,352	15,679	1,222	226,299
Total	$1,811,299	$415,494	$185,351	$13,248	$1,884,505

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,040,524) — See accompanying schedule		$1,884,505
Receivable for investments sold		22,768
Receivable for fund shares sold		627
Total assets		1,907,900
Liabilities
Payable for investments purchased	$23,397
Distribution and service plan fees payable	22
Transfer agent fees payable	128
Total liabilities		23,547
Net Assets		$1,884,353
Net Assets consist of:
Paid in capital		$2,012,928
Undistributed net investment income		12,294
Accumulated undistributed net realized gain (loss) on investments		15,150
Net unrealized appreciation (depreciation) on investments		(156,019)
Net Assets		$1,884,353
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,678,434 ÷ 165,524.63 shares)		$10.14
Class L:
Net Asset Value, offering price and redemption price per share ($103,193 ÷ 10,171.82 shares)		$10.14
Class N:
Net Asset Value, offering price and redemption price per share ($102,726 ÷ 10,140.39 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,248
Expenses
Transfer agent fees	$765
Distribution and service plan fees	135
Independent trustees' compensation	4
Total expenses		904
Net investment income (loss)		12,344
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,972)
Capital gain distributions from underlying funds	30,661
Total net realized gain (loss)		22,689
Change in net unrealized appreciation (depreciation) on underlying funds		(148,934)
Net gain (loss)		(126,245)
Net increase (decrease) in net assets resulting from operations		$(113,901)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,344	$23,423
Net realized gain (loss)	22,689	86,155
Change in net unrealized appreciation (depreciation)	(148,934)	(32,594)
Net increase (decrease) in net assets resulting from operations	(113,901)	76,984
Distributions to shareholders from net investment income	(4,222)	(21,238)
Distributions to shareholders from net realized gain	(47,312)	(53,186)
Total distributions	(51,534)	(74,424)
Share transactions - net increase (decrease)	238,603	948,104
Total increase (decrease) in net assets	73,168	950,664
Net Assets
Beginning of period	1,811,185	860,521
End of period (including undistributed net investment income of $12,294 and undistributed net investment income of $4,172, respectively)	$1,884,353	$1,811,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.05
Net realized and unrealized gain (loss)	(.66)	.42	.74	.31
Total from investment operations	(.59)	.61	.89	.36
Distributions from net investment income	(.03)	(.15)	(.12)	–
Distributions from net realized gain	(.29)	(.39)	(.16)	–
Total distributions	(.31)C	(.54)	(.28)	–
Net asset value, end of period	$10.14	$11.04	$10.97	$10.36
Total ReturnD,E	(5.53)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%H	.09%	.10%	.09%H
Expenses net of all reductions	.08%H	.09%	.10%	.09%H
Net investment income (loss)	1.28%H	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,678	$1,593	$654	$104
Portfolio turnover rateF	19%H	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.286 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.07	.19	.06
Net realized and unrealized gain (loss)	(.66)	.42	.30
Total from investment operations	(.59)	.61	.36
Distributions from net investment income	(.03)	(.15)	(.07)
Distributions from net realized gain	(.29)	(.39)	(.09)
Total distributions	(.31)C	(.54)	(.16)
Net asset value, end of period	$10.14	$11.04	$10.97
Total ReturnD,E	(5.54)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.10%H
Expenses net of fee waivers, if any	.08%H	.09%	.10%H
Expenses net of all reductions	.08%H	.09%	.10%H
Net investment income (loss)	1.28%H	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateF	19%H	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.286 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.16	.05
Net realized and unrealized gain (loss)	(.66)	.43	.30
Total from investment operations	(.60)	.59	.35
Distributions from net investment income	(.02)	(.12)	(.07)
Distributions from net realized gain	(.29)	(.39)	(.09)
Total distributions	(.31)	(.51)	(.16)
Net asset value, end of period	$10.13	$11.04	$10.96
Total ReturnC,D	(5.68)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%G
Net investment income (loss)	1.03%G	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateE	19%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	13.3	13.3
Strategic Advisers Growth Multi-Manager Fund Class F	11.1	11.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.6	6.7
Strategic Advisers Value Multi-Manager Fund Class F	13.2	13.3
	45.0	45.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.0	5.5
Strategic Advisers International Multi-Manager Fund Class F	12.9	13.2
	18.9	18.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	26.7	27.0
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	32.1	32.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.8	2.0
Fidelity Series Short-Term Credit Fund Class F	1.2	1.4
	4.0	3.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.0%
International Equity Funds	18.9%
Bond Funds	32.1%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	45.1%
International Equity Funds	18.7%
Bond Funds	32.8%
Short-Term Funds	3.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,809	$32,064
Strategic Advisers Core Multi-Manager Fund Class F (b)	49,885	563,202
Strategic Advisers Growth Multi-Manager Fund Class F (b)	37,318	469,838
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	27,691	280,784
Strategic Advisers Value Multi-Manager Fund Class F (b)	43,016	560,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,147,828)		1,906,380

International Equity Funds - 18.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	31,390	254,884
Strategic Advisers International Multi-Manager Fund Class F (b)	49,684	544,535
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $908,953)		799,419

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,806	25,762
Fidelity Series Floating Rate High Income Fund Class F (b)	1,146	10,837
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,601	34,748
Fidelity Series Real Estate Income Fund Class F (b)	1,888	20,405
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	115,587	1,131,602
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	14,256	136,007
TOTAL BOND FUNDS
(Cost $1,385,254)		1,359,361

Short-Term Funds - 4.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	117,550	117,550
Fidelity Series Short-Term Credit Fund Class F (b)	5,063	50,427
TOTAL SHORT-TERM FUNDS
(Cost $168,129)		167,977
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,610,164)		4,233,137
NET OTHER ASSETS (LIABILITIES) - 0.0%		(300)
NET ASSETS - 100%		$4,232,837

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$68,522	$61,621	$12,593	$79	$117,550
Fidelity Series Commodity Strategy Fund Class F	26,574	11,096	1,841	--	32,064
Fidelity Series Emerging Markets Debt Fund Class F	19,553	9,671	1,997	707	25,762
Fidelity Series Floating Rate High Income Fund Class F	16,910	4,020	9,705	308	10,837
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	10,661	3,515	33	34,748
Fidelity Series Real Estate Income Fund Class F	16,215	6,884	1,872	469	20,405
Fidelity Series Short-Term Credit Fund Class F	48,188	18,285	15,844	311	50,427
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	376,716	137,970	14,640	1,131,602
Strategic Advisers Core Multi-Manager Fund Class F	450,681	234,203	46,207	2,028	563,202
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	130,644	13,531	--	254,884
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	180,794	40,499	1,104	469,838
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	47,876	15,625	3,534	136,007
Strategic Advisers International Multi-Manager Fund Class F	449,304	187,539	37,682	--	544,535
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	108,312	17,195	--	280,784
Strategic Advisers Value Multi-Manager Fund Class F	450,832	208,732	35,753	2,921	560,492
Total	$3,396,883	$1,597,054	$391,829	$26,134	$4,233,137

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $4,610,164) — See accompanying schedule		$4,233,137
Receivable for investments sold		46,947
Receivable for fund shares sold		4,807
Total assets		4,284,891
Liabilities
Payable for investments purchased	$51,757
Distribution and service plan fees payable	22
Transfer agent fees payable	275
Total liabilities		52,054
Net Assets		$4,232,837
Net Assets consist of:
Paid in capital		$4,536,712
Undistributed net investment income		24,410
Accumulated undistributed net realized gain (loss) on investments		48,742
Net unrealized appreciation (depreciation) on investments		(377,027)
Net Assets		$4,232,837
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($4,026,923 ÷ 394,639 shares)		$10.20
Class L:
Net Asset Value, offering price and redemption price per share ($103,191 ÷ 10,115 shares)		$10.20
Class N:
Net Asset Value, offering price and redemption price per share ($102,723 ÷ 10,083 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$26,134
Expenses
Transfer agent fees	$1,535
Distribution and service plan fees	136
Independent trustees' compensation	8
Total expenses		1,679
Net investment income (loss)		24,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,912)
Capital gain distributions from underlying funds	71,821
Total net realized gain (loss)		64,909
Change in net unrealized appreciation (depreciation) on underlying funds		(362,060)
Net gain (loss)		(297,151)
Net increase (decrease) in net assets resulting from operations		$(272,696)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,455	$40,922
Net realized gain (loss)	64,909	172,004
Change in net unrealized appreciation (depreciation)	(362,060)	(78,059)
Net increase (decrease) in net assets resulting from operations	(272,696)	134,867
Distributions to shareholders from net investment income	(5,962)	(38,591)
Distributions to shareholders from net realized gain	(91,559)	(107,622)
Total distributions	(97,521)	(146,213)
Share transactions - net increase (decrease)	1,206,341	1,674,161
Total increase (decrease) in net assets	836,124	1,662,815
Net Assets
Beginning of period	3,396,713	1,733,898
End of period (including undistributed net investment income of $24,410 and undistributed net investment income of $5,917, respectively)	$4,232,837	$3,396,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.06
Net realized and unrealized gain (loss)	(.71)	.45	.83	.34
Total from investment operations	(.64)	.64	.98	.40
Distributions from net investment income	(.02)	(.16)	(.12)	–
Distributions from net realized gain	(.29)	(.45)	(.14)	–
Total distributions	(.31)	(.61)	(.26)	–
Net asset value, end of period	$10.20	$11.15	$11.12	$10.40
Total ReturnC,D	(5.98)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.10%	.09%G
Net investment income (loss)	1.22%G	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,027	$3,178	$1,527	$104
Portfolio turnover rateE	20%G	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.07	.19	.06
Net realized and unrealized gain (loss)	(.71)	.46	.32
Total from investment operations	(.64)	.65	.38
Distributions from net investment income	(.02)	(.16)	(.08)
Distributions from net realized gain	(.29)	(.45)	(.09)
Total distributions	(.31)	(.61)	(.16)C
Net asset value, end of period	$10.20	$11.15	$11.11
Total ReturnD	(5.99)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.09%	.09%G
Expenses net of all reductions	.08%G	.09%	.09%G
Net investment income (loss)	1.22%G	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$110	$104
Portfolio turnover rateE	20%G	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.05	.16	.05
Net realized and unrealized gain (loss)	(.70)	.45	.33
Total from investment operations	(.65)	.61	.38
Distributions from net investment income	(.01)	(.13)	(.08)
Distributions from net realized gain	(.29)	(.45)	(.09)
Total distributions	(.30)	(.58)	(.16)C
Net asset value, end of period	$10.19	$11.14	$11.11
Total ReturnD	(6.05)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.35%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%G
Net investment income (loss)	.97%G	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateE	20%G	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	14.9	15.1
Strategic Advisers Growth Multi-Manager Fund Class F	12.4	12.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.4	7.6
Strategic Advisers Value Multi-Manager Fund Class F	14.8	15.2
	50.3	51.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5	6.4
Strategic Advisers International Multi-Manager Fund Class F	14.7	15.3
	21.2	21.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.3	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.9	19.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.6
	24.7	24.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.7	1.4
Fidelity Series Short-Term Credit Fund Class F	1.1	1.1
	3.8	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	21.2%
Bond Funds	24.7%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.3%
International Equity Funds	21.7%
Bond Funds	24.5%
Short-Term Funds	2.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,151	$11,873
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,593	232,491
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,405	193,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,431	115,906
Strategic Advisers Value Multi-Manager Fund Class F (b)	17,760	231,411
TOTAL DOMESTIC EQUITY FUNDS
(Cost $871,837)		785,633

International Equity Funds - 21.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,531	101,749
Strategic Advisers International Multi-Manager Fund Class F (b)	20,897	229,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $373,029)		330,778

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,039	9,535
Fidelity Series Floating Rate High Income Fund Class F (b)	424	4,011
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	417	4,019
Fidelity Series Real Estate Income Fund Class F (b)	699	7,554
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	31,699	310,335
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,277	50,342
TOTAL BOND FUNDS
(Cost $393,764)		385,796

Short-Term Funds - 3.8%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	41,693	41,693
Fidelity Series Short-Term Credit Fund Class F (b)	1,796	17,885
TOTAL SHORT-TERM FUNDS
(Cost $59,631)		59,578
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,698,261)		1,561,785
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$1,561,642

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$16,567	$28,683	$3,557	$24	$41,693
Fidelity Series Commodity Strategy Fund Class F	8,913	4,405	199	--	11,873
Fidelity Series Emerging Markets Debt Fund Class F	5,831	4,592	333	245	9,535
Fidelity Series Floating Rate High Income Fund Class F	5,629	1,723	3,214	102	4,011
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	4,024	--	1	4,019
Fidelity Series Real Estate Income Fund Class F	5,515	2,705	353	173	7,554
Fidelity Series Short-Term Credit Fund Class F	12,377	7,187	1,608	98	17,885
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	114,392	21,864	3,661	310,335
Strategic Advisers Core Multi-Manager Fund Class F	174,541	95,717	8,058	712	232,491
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	48,017	812	--	101,749
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	74,668	7,571	394	193,952
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	17,695	5,188	1,228	50,342
Strategic Advisers International Multi-Manager Fund Class F	176,888	81,686	6,280	--	229,029
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	45,027	2,246	--	115,906
Strategic Advisers Value Multi-Manager Fund Class F	175,215	87,201	5,780	1,038	231,411
Total	$1,154,737	$617,722	$67,063	$7,676	$1,561,785

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,698,261) — See accompanying schedule		$1,561,785
Receivable for investments sold		12,233
Receivable for fund shares sold		3,809
Receivable from investment adviser for expense reductions		12
Total assets		1,577,839
Liabilities
Payable for investments purchased	$16,046
Distribution and service plan fees payable	22
Transfer agent fees payable	129
Total liabilities		16,197
Net Assets		$1,561,642
Net Assets consist of:
Paid in capital		$1,670,637
Undistributed net investment income		6,881
Accumulated undistributed net realized gain (loss) on investments		20,600
Net unrealized appreciation (depreciation) on investments		(136,476)
Net Assets		$1,561,642
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,355,313 ÷ 131,288 shares)		$10.32
Class L:
Net Asset Value, offering price and redemption price per share ($103,399 ÷ 10,008 shares)		$10.33
Class N:
Net Asset Value, offering price and redemption price per share ($102,930 ÷ 9,976 shares)		$10.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,676
Expenses
Transfer agent fees	$714
Distribution and service plan fees	137
Independent trustees' compensation	3
Total expenses before reductions	854
Expense reductions	(41)	813
Net investment income (loss)		6,863
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,341)
Capital gain distributions from underlying funds	25,808
Total net realized gain (loss)		24,467
Change in net unrealized appreciation (depreciation) on underlying funds		(142,264)
Net gain (loss)		(117,797)
Net increase (decrease) in net assets resulting from operations		$(110,934)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,863	$12,945
Net realized gain (loss)	24,467	68,231
Change in net unrealized appreciation (depreciation)	(142,264)	(20,217)
Net increase (decrease) in net assets resulting from operations	(110,934)	60,959
Distributions to shareholders from net investment income	(1,363)	(12,541)
Distributions to shareholders from net realized gain	(38,626)	(40,327)
Total distributions	(39,989)	(52,868)
Share transactions - net increase (decrease)	557,933	591,526
Total increase (decrease) in net assets	407,010	599,617
Net Assets
Beginning of period	1,154,632	555,015
End of period (including undistributed net investment income of $6,881 and undistributed net investment income of $1,381, respectively)	$1,561,642	$1,154,632

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.19	.16	.06
Net realized and unrealized gain (loss)	(.78)	.51	1.06	.42
Total from investment operations	(.72)	.70	1.22	.48
Distributions from net investment income	(.01)	(.15)	(.15)	–
Distributions from net realized gain	(.35)	(.52)	(.18)	–
Total distributions	(.36)	(.67)	(.33)	–
Net asset value, end of period	$10.32	$11.40	$11.37	$10.48
Total ReturnC,D	(6.56)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.09%G
Expenses net of all reductions	.10%G	.10%	.10%	.09%G
Net investment income (loss)	1.01%G	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,355	$934	$347	$105
Portfolio turnover rateE	10%G	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.06	.19	.08
Net realized and unrealized gain (loss)	(.78)	.52	.36
Total from investment operations	(.72)	.71	.44
Distributions from net investment income	(.01)	(.15)	(.09)
Distributions from net realized gain	(.35)	(.52)	(.12)
Total distributions	(.36)	(.67)	(.21)
Net asset value, end of period	$10.33	$11.41	$11.37
Total ReturnC,D	(6.55)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.11%	.11%G
Expenses net of fee waivers, if any	.09%G	.10%	.10%G
Expenses net of all reductions	.09%G	.10%	.10%G
Net investment income (loss)	1.02%G	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$111	$104
Portfolio turnover rateE	10%G	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.04	.16	.07
Net realized and unrealized gain (loss)	(.76)	.51	.37
Total from investment operations	(.72)	.67	.44
Distributions from net investment income	(.01)	(.12)	(.09)
Distributions from net realized gain	(.35)	(.52)	(.12)
Total distributions	(.36)	(.64)	(.21)
Net asset value, end of period	$10.32	$11.40	$11.37
Total ReturnC,D	(6.62)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.36%	.37%G
Expenses net of fee waivers, if any	.34%G	.35%	.35%G
Expenses net of all reductions	.34%G	.35%	.35%G
Net investment income (loss)	.77%G	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$110	$104
Portfolio turnover rateE	10%G	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	17.8	17.9
Strategic Advisers Growth Multi-Manager Fund Class F	14.8	14.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	9.1
Strategic Advisers Value Multi-Manager Fund Class F	17.8	18.0
	60.1	60.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	7.2
Strategic Advisers International Multi-Manager Fund Class F	17.9	18.3
	25.3	25.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.3	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	8.6	7.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.6
	13.5	12.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.5
	1.1	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.1%
International Equity Funds	25.3%
Bond Funds	13.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.7%
International Equity Funds	25.5%
Bond Funds	12.6%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,026	$11,185
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,078	260,549
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,201	216,555
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,810	129,891
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,957	260,045
TOTAL DOMESTIC EQUITY FUNDS
(Cost $988,680)		878,225

International Equity Funds - 25.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,300	107,992
Strategic Advisers International Multi-Manager Fund Class F (b)	23,942	262,409
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $428,235)		370,401

Bond Funds - 13.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	979	8,985
Fidelity Series Floating Rate High Income Fund Class F (b)	400	3,780
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	381	3,674
Fidelity Series Real Estate Income Fund Class F (b)	658	7,117
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	12,912	126,411
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,972	47,433
TOTAL BOND FUNDS
(Cost $204,614)		197,400

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	10,961	10,961
Fidelity Series Short-Term Credit Fund Class F (b)	472	4,703
TOTAL SHORT-TERM FUNDS
(Cost $15,681)		15,664
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,637,210)		1,461,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$1,461,547

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$9,888	$6,422	$5,349	$9	$10,961
Fidelity Series Commodity Strategy Fund Class F	11,001	2,758	1,287	--	11,185
Fidelity Series Emerging Markets Debt Fund Class F	8,797	2,147	1,438	268	8,985
Fidelity Series Floating Rate High Income Fund Class F	6,967	1,007	4,058	116	3,780
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,811	133	1	3,674
Fidelity Series Real Estate Income Fund Class F	6,815	1,586	966	179	7,117
Fidelity Series Short-Term Credit Fund Class F	6,855	1,177	3,298	40	4,703
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	38,278	15,040	1,594	126,411
Strategic Advisers Core Multi-Manager Fund Class F	255,395	68,307	28,332	905	260,549
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	38,521	10,550	--	107,992
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	49,633	24,497	497	216,555
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	9,287	9,047	1,325	47,433
Strategic Advisers International Multi-Manager Fund Class F	261,262	52,720	24,979	--	262,409
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	30,978	11,700	--	129,891
Strategic Advisers Value Multi-Manager Fund Class F	256,375	57,622	24,860	1,321	260,045
Total	$1,423,712	$364,254	$165,534	$6,255	$1,461,690

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,637,210) — See accompanying schedule		$1,461,690
Receivable for investments sold		4,743
Receivable for fund shares sold		4,046
Receivable from investment adviser for expense reductions		21
Total assets		1,470,500
Liabilities
Payable for investments purchased	$8,789
Distribution and service plan fees payable	22
Transfer agent fees payable	142
Total liabilities		8,953
Net Assets		$1,461,547
Net Assets consist of:
Paid in capital		$1,611,653
Undistributed net investment income		5,194
Accumulated undistributed net realized gain (loss) on investments		20,220
Net unrealized appreciation (depreciation) on investments		(175,520)
Net Assets		$1,461,547
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,256,150 ÷ 124,558 shares)		$10.08
Class L:
Net Asset Value, offering price and redemption price per share ($102,933 ÷ 10,207 shares)		$10.08
Class N:
Net Asset Value, offering price and redemption price per share ($102,464 ÷ 10,178 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,255
Expenses
Transfer agent fees	$838
Distribution and service plan fees	138
Independent trustees' compensation	3
Total expenses before reductions	979
Expense reductions	(109)	870
Net investment income (loss)		5,385
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,165)
Capital gain distributions from underlying funds	33,167
Total net realized gain (loss)		27,002
Change in net unrealized appreciation (depreciation) on underlying funds		(154,573)
Net gain (loss)		(127,571)
Net increase (decrease) in net assets resulting from operations		$(122,186)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,385	$16,006
Net realized gain (loss)	27,002	106,404
Change in net unrealized appreciation (depreciation)	(154,573)	(45,368)
Net increase (decrease) in net assets resulting from operations	(122,186)	77,042
Distributions to shareholders from net investment income	(346)	(16,789)
Distributions to shareholders from net realized gain	(50,417)	(79,626)
Total distributions	(50,763)	(96,415)
Share transactions - net increase (decrease)	210,904	432,995
Total increase (decrease) in net assets	37,955	413,622
Net Assets
Beginning of period	1,423,592	1,009,970
End of period (including undistributed net investment income of $5,194 and undistributed net investment income of $155, respectively)	$1,461,547	$1,423,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.15	.19	.06
Net realized and unrealized gain (loss)	(.86)	.59	1.14	.44
Total from investment operations	(.82)	.74	1.33	.50
Distributions from net investment income	–C	(.16)	(.14)	–
Distributions from net realized gain	(.40)	(.79)	(.17)	–
Total distributions	(.41)D	(.95)	(.31)	–
Net asset value, end of period	$10.08	$11.31	$11.52	$10.50
Total ReturnE,F	(7.65)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.09%I
Expenses net of all reductions	.10%I	.10%	.10%	.09%I
Net investment income (loss)	.74%I	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,256	$1,201	$801	$105
Portfolio turnover rateG	22%I	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.403 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.15	.08
Net realized and unrealized gain (loss)	(.86)	.60	.40
Total from investment operations	(.82)	.75	.48
Distributions from net investment income	–C	(.16)	(.08)
Distributions from net realized gain	(.40)	(.79)	(.11)
Total distributions	(.41)D	(.95)	(.19)
Net asset value, end of period	$10.08	$11.31	$11.51
Total ReturnE,F	(7.65)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%I
Net investment income (loss)	.74%I	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$103	$111	$104
Portfolio turnover rateG	22%I	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.403 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.13	.07
Net realized and unrealized gain (loss)	(.86)	.58	.41
Total from investment operations	(.83)	.71	.48
Distributions from net investment income	–	(.13)	(.08)
Distributions from net realized gain	(.40)	(.79)	(.11)
Total distributions	(.40)	(.92)	(.19)
Net asset value, end of period	$10.07	$11.30	$11.51
Total ReturnC,D	(7.68)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.36%	.37%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.49%G	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	22%G	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,731	$9,554
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,457	242,254
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,050	202,067
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,905	120,715
Strategic Advisers Value Multi-Manager Fund Class F (b)	18,581	242,115
TOTAL DOMESTIC EQUITY FUNDS
(Cost $911,766)		816,705

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,106	98,297
Strategic Advisers International Multi-Manager Fund Class F (b)	22,543	247,069
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $392,776)		345,366

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	836	7,674
Fidelity Series Floating Rate High Income Fund Class F (b)	341	3,228
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	324	3,131
Fidelity Series Real Estate Income Fund Class F (b)	562	6,079
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	938	9,184
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,247	40,517
TOTAL BOND FUNDS
(Cost $74,875)		69,813

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	8,979	8,979
Fidelity Series Short-Term Credit Fund Class F (b)	387	3,852
TOTAL SHORT-TERM FUNDS
(Cost $12,846)		12,831
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,392,263)		1,244,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126)
NET ASSETS - 100%		$1,244,589

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,949	$4,515	$4,485	$8	$8,979
Fidelity Series Commodity Strategy Fund Class F	9,261	2,589	1,236	--	9,554
Fidelity Series Emerging Markets Debt Fund Class F	6,911	2,288	1,064	230	7,674
Fidelity Series Floating Rate High Income Fund Class F	5,856	1,087	3,597	101	3,228
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,238	105	1	3,131
Fidelity Series Real Estate Income Fund Class F	5,734	1,545	924	158	6,079
Fidelity Series Short-Term Credit Fund Class F	6,578	886	3,583	36	3,852
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	5,668	2,369	108	9,184
Strategic Advisers Core Multi-Manager Fund Class F	231,860	69,806	26,812	902	242,254
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	38,029	10,817	--	98,297
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	53,527	25,090	491	202,067
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	9,742	9,462	1,141	40,517
Strategic Advisers International Multi-Manager Fund Class F	237,517	60,591	26,640	--	247,069
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	32,861	12,927	--	120,715
Strategic Advisers Value Multi-Manager Fund Class F	232,661	62,130	26,044	1,299	242,115
Total	$1,196,246	$348,502	$155,155	$4,475	$1,244,715

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,392,263) — See accompanying schedule		$1,244,715
Receivable for investments sold		1,759
Receivable for fund shares sold		5,280
Receivable from investment adviser for expense reductions		62
Total assets		1,251,816
Liabilities
Payable for investments purchased	$7,039
Distribution and service plan fees payable	22
Transfer agent fees payable	166
Total liabilities		7,227
Net Assets		$1,244,589
Net Assets consist of:
Paid in capital		$1,367,872
Undistributed net investment income		3,699
Accumulated undistributed net realized gain (loss) on investments		20,566
Net unrealized appreciation (depreciation) on investments		(147,548)
Net Assets		$1,244,589
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,039,823 ÷ 100,675 shares)		$10.33
Class L:
Net Asset Value, offering price and redemption price per share ($102,615 ÷ 9,934 shares)		$10.33
Class N:
Net Asset Value, offering price and redemption price per share ($102,151 ÷ 9,909 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,475
Expenses
Transfer agent fees	$1,010
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,152
Expense reductions	(376)	776
Net investment income (loss)		3,699
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,968)
Capital gain distributions from underlying funds	32,494
Total net realized gain (loss)		24,526
Change in net unrealized appreciation (depreciation) on underlying funds		(136,908)
Net gain (loss)		(112,382)
Net increase (decrease) in net assets resulting from operations		$(108,683)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,699	$10,855
Net realized gain (loss)	24,526	88,348
Change in net unrealized appreciation (depreciation)	(136,908)	(40,442)
Net increase (decrease) in net assets resulting from operations	(108,683)	58,761
Distributions to shareholders from net investment income	–	(11,568)
Distributions to shareholders from net realized gain	(45,500)	(56,501)
Total distributions	(45,500)	(68,069)
Share transactions - net increase (decrease)	202,630	584,379
Total increase (decrease) in net assets	48,447	575,071
Net Assets
Beginning of period	1,196,142	621,071
End of period (including undistributed net investment income of $3,699 and undistributed net investment income of $0, respectively)	$1,244,589	$1,196,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.05
Net realized and unrealized gain (loss)	(.93)	.64	1.36	.51
Total from investment operations	(.90)	.79	1.51	.56
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.42)	(.75)	(.18)	–
Total distributions	(.42)	(.89)C	(.32)	–
Net asset value, end of period	$10.33	$11.65	$11.75	$10.56
Total ReturnD,E	(8.16)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%H	.18%	.17%	.20%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.60%H	1.25%	1.36%	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$973	$412	$127
Portfolio turnover rateF	24%H	11%	32%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.15	.08
Net realized and unrealized gain (loss)	(.93)	.64	.43
Total from investment operations	(.90)	.79	.51
Distributions from net investment income	–	(.14)	(.09)
Distributions from net realized gain	(.42)	(.75)	(.14)
Total distributions	(.42)	(.89)	(.23)
Net asset value, end of period	$10.33	$11.65	$11.75
Total ReturnC,D	(8.16)%	6.94%	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.59%G	1.25%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	24%G	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.12	.07
Net realized and unrealized gain (loss)	(.93)	.63	.44
Total from investment operations	(.91)	.75	.51
Distributions from net investment income	–	(.11)	(.09)
Distributions from net realized gain	(.42)	(.75)	(.14)
Total distributions	(.42)	(.86)	(.23)
Net asset value, end of period	$10.31	$11.64	$11.75
Total ReturnC,D	(8.25)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.34%G	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	24%G	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,120	$6,182
Strategic Advisers Core Multi-Manager Fund Class F (b)	13,879	156,694
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,379	130,678
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,703	78,104
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,019	156,610
TOTAL DOMESTIC EQUITY FUNDS
(Cost $589,819)		528,268

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	7,829	63,570
Strategic Advisers International Multi-Manager Fund Class F (b)	14,583	159,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $254,047)		223,402

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	541	4,964
Fidelity Series Floating Rate High Income Fund Class F (b)	221	2,088
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	210	2,026
Fidelity Series Real Estate Income Fund Class F (b)	364	3,932
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	607	5,941
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,747	26,211
TOTAL BOND FUNDS
(Cost $48,530)		45,162

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	5,808	5,808
Fidelity Series Short-Term Credit Fund Class F (b)	250	2,492
TOTAL SHORT-TERM FUNDS
(Cost $8,309)		8,300
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $900,705)		805,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91)
NET ASSETS - 100%		$805,041

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$5,676	$2,926	$2,795	$5	$5,808
Fidelity Series Commodity Strategy Fund Class F	5,883	1,445	459	--	6,182
Fidelity Series Emerging Markets Debt Fund Class F	4,494	1,334	572	148	4,964
Fidelity Series Floating Rate High Income Fund Class F	3,755	681	2,274	65	2,088
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,092	64	1	2,026
Fidelity Series Real Estate Income Fund Class F	3,679	927	500	100	3,932
Fidelity Series Short-Term Credit Fund Class F	4,212	416	2,119	23	2,492
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	3,482	1,342	69	5,941
Strategic Advisers Core Multi-Manager Fund Class F	148,714	43,025	14,196	562	156,694
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	22,919	4,948	--	63,570
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	31,323	11,959	306	130,678
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	5,822	5,458	736	26,211
Strategic Advisers International Multi-Manager Fund Class F	152,396	35,613	12,291	--	159,832
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	19,967	6,293	--	78,104
Strategic Advisers Value Multi-Manager Fund Class F	149,259	36,725	12,286	805	156,610
Total	$767,541	$208,697	$77,556	$2,820	$805,132

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $900,705) — See accompanying schedule		$805,132
Receivable for investments sold		1,123
Receivable for fund shares sold		4,008
Receivable from investment adviser for expense reductions		62
Total assets		810,325
Liabilities
Payable for investments purchased	$5,137
Distribution and service plan fees payable	22
Transfer agent fees payable	125
Total liabilities		5,284
Net Assets		$805,041
Net Assets consist of:
Paid in capital		$884,638
Undistributed net investment income		2,272
Accumulated undistributed net realized gain (loss) on investments		13,704
Net unrealized appreciation (depreciation) on investments		(95,573)
Net Assets		$805,041
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($600,274 ÷ 58,320 shares)		$10.29
Class L:
Net Asset Value, offering price and redemption price per share ($102,615 ÷ 9,969 shares)		$10.29
Class N:
Net Asset Value, offering price and redemption price per share ($102,152 ÷ 9,938 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,820
Expenses
Transfer agent fees	$758
Distribution and service plan fees	139
Independent trustees' compensation	2
Total expenses before reductions	899
Expense reductions	(351)	548
Net investment income (loss)		2,272
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,062)
Capital gain distributions from underlying funds	20,494
Total net realized gain (loss)		18,432
Change in net unrealized appreciation (depreciation) on underlying funds		(91,488)
Net gain (loss)		(73,056)
Net increase (decrease) in net assets resulting from operations		$(70,784)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,272	$7,767
Net realized gain (loss)	18,432	62,237
Change in net unrealized appreciation (depreciation)	(91,488)	(27,377)
Net increase (decrease) in net assets resulting from operations	(70,784)	42,627
Distributions to shareholders from net investment income	–	(8,390)
Distributions to shareholders from net realized gain	(32,152)	(42,068)
Total distributions	(32,152)	(50,458)
Share transactions - net increase (decrease)	140,511	259,544
Total increase (decrease) in net assets	37,575	251,713
Net Assets
Beginning of period	767,466	515,753
End of period (including undistributed net investment income of $2,272 and undistributed net investment income of $0, respectively)	$805,041	$767,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.93)	.63	1.39	.51
Total from investment operations	(.90)	.78	1.54	.57
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.46)	(.77)	(.17)	–
Total distributions	(.46)	(.93)C	(.31)	–
Net asset value, end of period	$10.29	$11.65	$11.80	$10.57
Total ReturnD,E	(8.14)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.58%H	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$600	$544	$307	$106
Portfolio turnover rateF	19%H	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.93)	.63	.44
Total from investment operations	(.90)	.78	.51
Distributions from net investment income	–	(.15)	(.09)
Distributions from net realized gain	(.46)	(.77)	(.13)
Total distributions	(.46)	(.92)	(.21)C
Net asset value, end of period	$10.29	$11.65	$11.79
Total ReturnD,E	(8.15)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.13%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	.58%H	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateF	19%H	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.12	.07
Net realized and unrealized gain (loss)	(.93)	.62	.44
Total from investment operations	(.91)	.74	.51
Distributions from net investment income	–	(.12)	(.09)
Distributions from net realized gain	(.45)	(.77)	(.13)
Total distributions	(.45)	(.89)	(.21)C
Net asset value, end of period	$10.28	$11.64	$11.79
Total ReturnD,E	(8.21)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.33%H	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	19%H	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.5%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,858	$10,259
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,042	260,144
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,234	216,979
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,786	129,646
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,954	260,001
TOTAL DOMESTIC EQUITY FUNDS
(Cost $980,742)		877,029

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,999	105,548
Strategic Advisers International Multi-Manager Fund Class F (b)	24,211	265,357
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $421,466)		370,905

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	897	8,238
Fidelity Series Floating Rate High Income Fund Class F (b)	366	3,465
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	348	3,362
Fidelity Series Real Estate Income Fund Class F (b)	604	6,526
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,007	9,863
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,559	43,498
TOTAL BOND FUNDS
(Cost $80,086)		74,952

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	9,644	9,644
Fidelity Series Short-Term Credit Fund Class F (b)	415	4,137
TOTAL SHORT-TERM FUNDS
(Cost $13,797)		13,781
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,496,091)		1,336,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$1,336,535

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,672	$4,456	$3,484	$8	$9,644
Fidelity Series Commodity Strategy Fund Class F	9,404	2,596	656	--	10,259
Fidelity Series Emerging Markets Debt Fund Class F	6,369	2,675	324	229	8,238
Fidelity Series Floating Rate High Income Fund Class F	5,711	1,037	3,161	100	3,465
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,461	96	1	3,362
Fidelity Series Real Estate Income Fund Class F	5,598	1,534	328	159	6,526
Fidelity Series Short-Term Credit Fund Class F	6,654	940	3,428	37	4,137
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	6,076	1,996	107	9,863
Strategic Advisers Core Multi-Manager Fund Class F	226,215	71,079	4,055	868	260,144
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	37,755	582	--	105,548
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	51,888	3,315	473	216,979
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	9,874	5,196	1,133	43,498
Strategic Advisers International Multi-Manager Fund Class F	231,890	60,635	1,449	--	265,357
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	33,251	916	--	129,646
Strategic Advisers Value Multi-Manager Fund Class F	227,030	61,972	1,434	1,255	260,001
Total	$1,167,360	$349,229	$30,420	$4,370	$1,336,667

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,496,091) — See accompanying schedule		$1,336,667
Receivable for investments sold		1,754
Receivable for fund shares sold		11,185
Receivable from investment adviser for expense reductions		101
Total assets		1,349,707
Liabilities
Payable for investments purchased	$12,944
Distribution and service plan fees payable	22
Transfer agent fees payable	206
Total liabilities		13,172
Net Assets		$1,336,535
Net Assets consist of:
Paid in capital		$1,466,684
Undistributed net investment income		3,590
Accumulated undistributed net realized gain (loss) on investments		25,685
Net unrealized appreciation (depreciation) on investments		(159,424)
Net Assets		$1,336,535
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,131,784 ÷ 108,274 shares)		$10.45
Class L:
Net Asset Value, offering price and redemption price per share ($102,608 ÷ 9,816 shares)		$10.45
Class N:
Net Asset Value, offering price and redemption price per share ($102,143 ÷ 9,786 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,370
Expenses
Transfer agent fees	$1,215
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,357
Expense reductions	(577)	780
Net investment income (loss)		3,590
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(852)
Capital gain distributions from underlying funds	31,311
Total net realized gain (loss)		30,459
Change in net unrealized appreciation (depreciation) on underlying funds		(148,646)
Net gain (loss)		(118,187)
Net increase (decrease) in net assets resulting from operations		$(114,597)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,590	$9,207
Net realized gain (loss)	30,459	73,677
Change in net unrealized appreciation (depreciation)	(148,646)	(34,008)
Net increase (decrease) in net assets resulting from operations	(114,597)	48,876
Distributions to shareholders from net investment income	–	(9,896)
Distributions to shareholders from net realized gain	(38,064)	(47,890)
Total distributions	(38,064)	(57,786)
Share transactions - net increase (decrease)	321,936	636,573
Total increase (decrease) in net assets	169,275	627,663
Net Assets
Beginning of period	1,167,260	539,597
End of period (including undistributed net investment income of $3,590 and undistributed net investment income of $0, respectively)	$1,336,535	$1,167,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.95)	.64	1.42	.53
Total from investment operations	(.92)	.79	1.57	.59
Distributions from net investment income	–	(.15)	(.15)	–
Distributions from net realized gain	(.36)	(.74)	(.19)	–
Total distributions	(.36)	(.89)	(.33)C	–
Net asset value, end of period	$10.45	$11.73	$11.83	$10.59
Total ReturnD,E	(8.15)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.25%	.25%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.58%H	1.23%	1.34%	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,132	$944	$331	$106
Portfolio turnover rateF	5%H	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.95)	.63	.45
Total from investment operations	(.92)	.78	.52
Distributions from net investment income	–	(.14)	(.09)
Distributions from net realized gain	(.36)	(.74)	(.14)
Total distributions	(.36)	(.88)	(.23)
Net asset value, end of period	$10.45	$11.73	$11.83
Total ReturnC,D	(8.15)%	6.85%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.58%G	1.23%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	5%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.95)	.65	.45
Total from investment operations	(.93)	.77	.51
Distributions from net investment income	–	(.12)	(.09)
Distributions from net realized gain	(.36)	(.74)	(.14)
Total distributions	(.36)	(.86)	(.23)
Net asset value, end of period	$10.44	$11.73	$11.82
Total ReturnC,D	(8.28)%	6.68%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.33%G	.98%	1.70%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	5%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,489	$8,218
Strategic Advisers Core Multi-Manager Fund Class F (b)	18,465	208,470
Strategic Advisers Growth Multi-Manager Fund Class F (b)	13,816	173,941
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,242	103,849
Strategic Advisers Value Multi-Manager Fund Class F (b)	15,990	208,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $781,354)		702,832

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,419	84,599
Strategic Advisers International Multi-Manager Fund Class F (b)	19,400	212,620
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $335,671)		297,219

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	719	6,604
Fidelity Series Floating Rate High Income Fund Class F (b)	294	2,777
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	279	2,690
Fidelity Series Real Estate Income Fund Class F (b)	484	5,229
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	807	7,904
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,654	34,860
TOTAL BOND FUNDS
(Cost $64,432)		60,064

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	7,728	7,728
Fidelity Series Short-Term Credit Fund Class F (b)	333	3,315
TOTAL SHORT-TERM FUNDS
(Cost $11,056)		11,043
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,192,513)		1,071,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119)
NET ASSETS - 100%		$1,071,039

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,548	$4,221	$5,041	$8	$7,728
Fidelity Series Commodity Strategy Fund Class F	9,000	2,006	1,814	--	8,218
Fidelity Series Emerging Markets Debt Fund Class F	7,126	1,611	1,738	216	6,604
Fidelity Series Floating Rate High Income Fund Class F	5,736	846	3,703	95	2,777
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,891	198	1	2,690
Fidelity Series Real Estate Income Fund Class F	5,617	1,261	1,399	144	5,229
Fidelity Series Short-Term Credit Fund Class F	6,332	761	3,751	32	3,315
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	5,125	2,999	99	7,904
Strategic Advisers Core Multi-Manager Fund Class F	228,439	56,667	47,913	857	208,470
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	32,104	19,509	--	84,599
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	42,886	42,843	467	173,941
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	7,560	12,872	1,068	34,860
Strategic Advisers International Multi-Manager Fund Class F	234,097	47,254	48,295	--	212,620
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	26,679	23,866	--	103,849
Strategic Advisers Value Multi-Manager Fund Class F	229,211	49,583	47,358	1,236	208,354
Total	$1,178,685	$281,455	$263,299	$4,223	$1,071,158

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,192,513) — See accompanying schedule		$1,071,158
Receivable for investments sold		1,446
Receivable for fund shares sold		8,545
Receivable from investment adviser for expense reductions		88
Total assets		1,081,237
Liabilities
Payable for investments purchased	$9,993
Distribution and service plan fees payable	22
Transfer agent fees payable	183
Total liabilities		10,198
Net Assets		$1,071,039
Net Assets consist of:
Paid in capital		$1,177,202
Undistributed net investment income		3,492
Accumulated undistributed net realized gain (loss) on investments		11,700
Net unrealized appreciation (depreciation) on investments		(121,355)
Net Assets		$1,071,039
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($866,323 ÷ 84,177 shares)		$10.29
Class L:
Net Asset Value, offering price and redemption price per share ($102,590 ÷ 9,966 shares)		$10.29
Class N:
Net Asset Value, offering price and redemption price per share ($102,126 ÷ 9,938 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,223
Expenses
Transfer agent fees	$1,135
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,277
Expense reductions	(546)	731
Net investment income (loss)		3,492
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,386)
Capital gain distributions from underlying funds	31,049
Total net realized gain (loss)		18,663
Change in net unrealized appreciation (depreciation) on underlying funds		(113,294)
Net gain (loss)		(94,631)
Net increase (decrease) in net assets resulting from operations		$(91,139)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,492	$12,659
Net realized gain (loss)	18,663	100,845
Change in net unrealized appreciation (depreciation)	(113,294)	(45,685)
Net increase (decrease) in net assets resulting from operations	(91,139)	67,819
Distributions to shareholders from net investment income	–	(13,773)
Distributions to shareholders from net realized gain	(50,847)	(69,529)
Total distributions	(50,847)	(83,302)
Share transactions - net increase (decrease)	34,446	374,356
Total increase (decrease) in net assets	(107,540)	358,873
Net Assets
Beginning of period	1,178,579	819,706
End of period (including undistributed net investment income of $3,492 and undistributed net investment income of $0, respectively)	$1,071,039	$1,178,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.16	.06
Net realized and unrealized gain (loss)	(.93)	.63	1.43	.54
Total from investment operations	(.90)	.78	1.59	.60
Distributions from net investment income	–	(.16)	(.15)	–
Distributions from net realized gain	(.48)	(.81)	(.19)	–
Total distributions	(.48)	(.96)C	(.34)	–
Net asset value, end of period	$10.29	$11.67	$11.85	$10.60
Total ReturnD,E	(8.17)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.20%	.20%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.60%H	1.28%	1.38%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$866	$956	$611	$106
Portfolio turnover rateF	44%H	15%	21%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.93)	.63	.45
Total from investment operations	(.90)	.78	.52
Distributions from net investment income	–	(.16)	(.09)
Distributions from net realized gain	(.48)	(.81)	(.15)
Total distributions	(.48)	(.96)C	(.23)D
Net asset value, end of period	$10.29	$11.67	$11.85
Total ReturnE,F	(8.18)%	6.84%	4.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%I
Net investment income (loss)	.60%I	1.28%	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateG	44%I	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.93)	.63	.45
Total from investment operations	(.91)	.75	.51
Distributions from net investment income	–	(.13)	(.08)
Distributions from net realized gain	(.47)	(.81)	(.15)
Total distributions	(.47)	(.93)C	(.23)
Net asset value, end of period	$10.28	$11.66	$11.84
Total ReturnD,E	(8.22)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.36%	.37%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.35%H	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	44%H	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.5
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.0
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.5
	5.6	5.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.8
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,578	$8,709
Strategic Advisers Core Multi-Manager Fund Class F (b)	19,556	220,784
Strategic Advisers Growth Multi-Manager Fund Class F (b)	14,626	184,141
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,852	110,035
Strategic Advisers Value Multi-Manager Fund Class F (b)	16,935	220,662
TOTAL DOMESTIC EQUITY FUNDS
(Cost $837,801)		744,331

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	11,031	89,575
Strategic Advisers International Multi-Manager Fund Class F (b)	20,548	225,208
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $359,806)		314,783

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	762	6,993
Fidelity Series Floating Rate High Income Fund Class F (b)	311	2,941
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	296	2,853
Fidelity Series Real Estate Income Fund Class F (b)	512	5,538
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	855	8,371
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,870	36,920
TOTAL BOND FUNDS
(Cost $68,320)		63,616

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	8,184	8,184
Fidelity Series Short-Term Credit Fund Class F (b)	353	3,511
TOTAL SHORT-TERM FUNDS
(Cost $11,709)		11,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,277,636)		1,134,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115)
NET ASSETS - 100%		$1,134,310

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,530	$3,241	$3,587	$7	$8,184
Fidelity Series Commodity Strategy Fund Class F	8,459	1,896	698	--	8,709
Fidelity Series Emerging Markets Debt Fund Class F	5,860	2,160	623	199	6,993
Fidelity Series Floating Rate High Income Fund Class F	5,222	767	2,944	89	2,941
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,948	92	1	2,853
Fidelity Series Real Estate Income Fund Class F	5,172	1,179	570	138	5,538
Fidelity Series Short-Term Credit Fund Class F	6,295	655	3,414	32	3,511
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	5,156	2,042	91	8,371
Strategic Advisers Core Multi-Manager Fund Class F	209,144	52,011	11,482	769	220,784
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	30,622	4,464	--	89,575
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	38,321	10,939	418	184,141
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	7,990	6,386	1,009	36,920
Strategic Advisers International Multi-Manager Fund Class F	215,583	41,881	10,252	--	225,208
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	24,281	5,005	--	110,035
Strategic Advisers Value Multi-Manager Fund Class F	209,940	44,404	9,794	1,107	220,662
Total	$1,079,070	$257,512	$72,292	$3,860	$1,134,425

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,277,636) — See accompanying schedule		$1,134,425
Receivable for investments sold		1,506
Receivable for fund shares sold		8,565
Receivable from investment adviser for expense reductions		121
Total assets		1,144,617
Liabilities
Payable for investments purchased	$10,071
Distribution and service plan fees payable	22
Transfer agent fees payable	214
Total liabilities		10,307
Net Assets		$1,134,310
Net Assets consist of:
Paid in capital		$1,251,820
Undistributed net investment income		3,152
Accumulated undistributed net realized gain (loss) on investments		22,549
Net unrealized appreciation (depreciation) on investments		(143,211)
Net Assets		$1,134,310
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($929,646 ÷ 88,678 shares)		$10.48
Class L:
Net Asset Value, offering price and redemption price per share ($102,565 ÷ 9,782 shares)		$10.49
Class N:
Net Asset Value, offering price and redemption price per share ($102,099 ÷ 9,757 shares)		$10.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,860
Expenses
Transfer agent fees	$1,291
Distribution and service plan fees	139
Independent trustees' compensation	2
Total expenses before reductions	1,432
Expense reductions	(724)	708
Net investment income (loss)		3,152
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,922)
Capital gain distributions from underlying funds	27,947
Total net realized gain (loss)		26,025
Change in net unrealized appreciation (depreciation) on underlying funds		(127,941)
Net gain (loss)		(101,916)
Net increase (decrease) in net assets resulting from operations		$(98,764)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,152	$9,949
Net realized gain (loss)	26,025	80,450
Change in net unrealized appreciation (depreciation)	(127,941)	(37,205)
Net increase (decrease) in net assets resulting from operations	(98,764)	53,194
Distributions to shareholders from net investment income	–	(10,797)
Distributions to shareholders from net realized gain	(40,897)	(51,714)
Total distributions	(40,897)	(62,511)
Share transactions - net increase (decrease)	194,990	522,066
Total increase (decrease) in net assets	55,329	512,749
Net Assets
Beginning of period	1,078,981	566,232
End of period (including undistributed net investment income of $3,152 and undistributed net investment income of $0, respectively)	$1,134,310	$1,078,981

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.95)	.64	1.50	.56
Total from investment operations	(.92)	.79	1.65	.62
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.44)	(.75)	(.18)	–
Total distributions	(.44)	(.90)	(.32)	–
Net asset value, end of period	$10.48	$11.84	$11.95	$10.62
Total ReturnC,D	(8.19)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.26%	.24%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	.58%G	1.26%	1.34%	1.98%G
Supplemental Data
Net assets, end of period (000 omitted)	$930	$856	$357	$106
Portfolio turnover rateE	13%G	11%	19%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.94)	.64	.46
Total from investment operations	(.91)	.79	.53
Distributions from net investment income	–	(.15)	(.08)
Distributions from net realized gain	(.44)	(.75)	(.14)
Total distributions	(.44)	(.90)	(.22)
Net asset value, end of period	$10.49	$11.84	$11.95
Total ReturnC,D	(8.10)%	6.81%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.58%G	1.26%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	13%G	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.95)	.64	.45
Total from investment operations	(.93)	.76	.51
Distributions from net investment income	–	(.12)	(.08)
Distributions from net realized gain	(.44)	(.75)	(.14)
Total distributions	(.44)	(.87)	(.21)C
Net asset value, end of period	$10.46	$11.83	$11.94
Total ReturnD,E	(8.28)%	6.54%	4.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.37%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.32%H	1.01%	1.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	13%H	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.7
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.3
	5.6	5.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.8
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	27.6%
Bond Funds	5.3%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	495	$2,733
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,135	69,262
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,589	57,769
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,404	34,520
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,313	69,226
TOTAL DOMESTIC EQUITY FUNDS
(Cost $259,492)		233,510

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,461	28,100
Strategic Advisers International Multi-Manager Fund Class F (b)	6,446	70,653
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $114,999)		98,753

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	239	2,195
Fidelity Series Floating Rate High Income Fund Class F (b)	98	923
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	93	895
Fidelity Series Real Estate Income Fund Class F (b)	161	1,738
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	268	2,626
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,215	11,586
TOTAL BOND FUNDS
(Cost $21,667)		19,963

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	2,567	2,567
Fidelity Series Short-Term Credit Fund Class F (b)	111	1,101
TOTAL SHORT-TERM FUNDS
(Cost $3,672)		3,668
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $399,830)		355,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$355,852

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$2,833	$762	$1,028	$2	$2,567
Fidelity Series Commodity Strategy Fund Class F	3,000	428	404	--	2,733
Fidelity Series Emerging Markets Debt Fund Class F	1,834	593	103	63	2,195
Fidelity Series Floating Rate High Income Fund Class F	1,698	159	901	29	923
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	924	28	1	895
Fidelity Series Real Estate Income Fund Class F	1,667	255	107	43	1,738
Fidelity Series Short-Term Credit Fund Class F	2,138	152	1,180	11	1,101
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	1,436	525	29	2,626
Strategic Advisers Core Multi-Manager Fund Class F	67,406	12,192	1,150	245	69,262
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	7,261	137	--	28,100
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	8,089	923	133	57,769
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	1,745	654	319	11,586
Strategic Advisers International Multi-Manager Fund Class F	69,318	8,669	336	--	70,653
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	5,554	337	--	34,520
Strategic Advisers Value Multi-Manager Fund Class F	67,663	9,813	672	354	69,226
Total	$347,610	$58,032	$8,485	$1,229	$355,894

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $399,830) — See accompanying schedule		$355,894
Receivable for investments sold		611
Receivable from investment adviser for expense reductions		23
Total assets		356,528
Liabilities
Payable for investments purchased	$605
Transfer agent fee payable	51
Distribution and service plan fees payable	20
Total liabilities		676
Net Assets		$355,852
Net Assets consist of:
Paid in capital		$390,652
Undistributed net investment income		916
Accumulated undistributed net realized gain (loss) on investments		8,220
Net unrealized appreciation (depreciation) on investments		(43,936)
Net Assets		$355,852
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($163,086 ÷ 17,868 shares)		$9.13
Class L:
Net Asset Value, offering price and redemption price per share ($96,522 ÷ 10,575 shares)		$9.13
Class N:
Net Asset Value, offering price and redemption price per share ($96,244 ÷ 10,564 shares)		$9.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,229
Expenses
Transfer agent fees	$314
Distribution and service plan fees	131
Independent trustees' compensation	1
Total expenses before reductions	446
Expense reductions	(133)	313
Net investment income (loss)		916
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(321)
Capital gain distributions from underlying funds	8,892
Total net realized gain (loss)		8,571
Change in net unrealized appreciation (depreciation) on underlying funds		(40,942)
Net gain (loss)		(32,371)
Net increase (decrease) in net assets resulting from operations		$(31,455)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	For the period August 5, 2014 (commencement of operations) to March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$916	$2,199
Net realized gain (loss)	8,571	16,491
Change in net unrealized appreciation (depreciation)	(40,942)	(2,994)
Net increase (decrease) in net assets resulting from operations	(31,455)	15,696
Distributions to shareholders from net investment income	–	(2,357)
Distributions to shareholders from net realized gain	(14,004)	(2,679)
Total distributions	(14,004)	(5,036)
Share transactions - net increase (decrease)	53,739	336,912
Total increase (decrease) in net assets	8,280	347,572
Net Assets
Beginning of period	347,572	–
End of period (including undistributed net investment income of $916 and undistributed net investment income of $0, respectively)	$355,852	$347,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	(.82)	.42
Total from investment operations	(.79)	.50
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.17)
Net asset value, end of period	$9.13	$10.33
Total ReturnC,D	(8.07)%	5.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.15%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	.57%G	1.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$163	$138
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	(.83)	.43
Total from investment operations	(.80)	.51
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.17)
Net asset value, end of period	$9.13	$10.34
Total ReturnC,D	(8.16)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.14%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	.58%G	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$97	$105
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	(.83)	.43
Total from investment operations	(.81)	.49
Distributions from net investment income	–	(.07)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.16)
Net asset value, end of period	$9.11	$10.33
Total ReturnC,D	(8.27)%	4.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.38%G
Expenses net of fee waivers, if any	.35%G	.35%G
Expenses net of all reductions	.35%G	.35%G
Net investment income (loss)	.32%G	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$96	$105
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Strategic Advisers Multi-Manager Income Fund	$1,210,266	$1,713	$(54,510)	$(52,797)
Strategic Advisers Multi-Manager 2005 Fund	394,528	1,755	(23,471)	(21,716)
Strategic Advisers Multi-Manager 2010 Fund	816,688	2,345	(58,611)	(56,266)
Strategic Advisers Multi-Manager 2015 Fund	2,051,849	3,914	(171,258)	(167,344)
Strategic Advisers Multi-Manager 2020 Fund	4,629,766	3,936	(400,565)	(396,629)
Strategic Advisers Multi-Manager 2025 Fund	1,702,637	3,277	(144,129)	(140,852)
Strategic Advisers Multi-Manager 2030 Fund	1,647,803	3,022	(189,135)	(186,113)
Strategic Advisers Multi-Manager 2035 Fund	1,402,830	3,923	(162,038)	(158,115)
Strategic Advisers Multi-Manager 2040 Fund	907,088	3,259	(105,215)	(101,956)
Strategic Advisers Multi-Manager 2045 Fund	1,501,248	3,624	(168,205)	(164,581)
Strategic Advisers Multi-Manager 2050 Fund	1,205,855	3,418	(138,115)	(134,697)
Strategic Advisers Multi-Manager 2055 Fund	1,282,692	3,613	(151,880)	(148,267)
Strategic Advisers Multi-Manager 2060 Fund	400,286	9	(44,401)	(44,392)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	157,335	79,896
Strategic Advisers Multi-Manager 2005 Fund	122,465	62,655
Strategic Advisers Multi-Manager 2010 Fund	167,328	118,948
Strategic Advisers Multi-Manager 2015 Fund	415,494	185,351
Strategic Advisers Multi-Manager 2020 Fund	1,597,054	391,829
Strategic Advisers Multi-Manager 2025 Fund	617,722	67,063
Strategic Advisers Multi-Manager 2030 Fund	364,254	165,534
Strategic Advisers Multi-Manager 2035 Fund	348,502	155,155
Strategic Advisers Multi-Manager 2040 Fund	208,697	77,556
Strategic Advisers Multi-Manager 2045 Fund	349,229	30,420
Strategic Advisers Multi-Manager 2050 Fund	281,455	263,299
Strategic Advisers Multi-Manager 2055 Fund	257,512	72,292
Strategic Advisers Multi-Manager 2060 Fund	58,032	8,485

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 131	$ 131
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 135	$ 135
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 136	$ 136
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 137	$ 137
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 138	$ 138
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	$226.05
Class L	27.05
Class N	27.05
	$280
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$41.06
Class L	49.09
Class N	$49.09
	$139
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$132.05
Class L	34.06
Class N	34.06
	$200
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$677.08
Class L	44.08
Class N	44.08
	$765
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$1,450.08
Class L	43.08
Class N	42.08
	$1,535
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$611.11
Class L	52.09
Class N	51.09
	$714
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$728.12
Class L	55.10
Class N	55.10
	$838
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$892.17
Class L	59.11
Class N	59.11
	$1,010
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$630.21
Class L	64.11
Class N	64.12
	$758
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$1,097.21
Class L	59.11
Class N	59.11
	$1,215
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$1,017.21
Class L	59.11
Class N	59.11
	$1,135
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$1,171.25
Class L	60.11
Class N	60.11
	$1,291
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$163.21
Class L	75.14
Class N	76.15
	$314

*Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$41
Class L	.10%	–
Class N	.35%	–
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$109
Class L	.10%	–
Class N	.35%	–
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$370
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$335
Class L	.10%	8
Class N	.35%	8
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$569
Class L	.10%	4
Class N	.35%	4
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$540
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$715
Class L	.10%	5
Class N	.35%	4
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$85
Class L	.10%	24
Class N	.35%	24

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$7,096	$14,998
Class L	780	1,859
Class N	663	1,595
Total	$8,539	$18,452
From net realized gain
Multi-Manager Income	$11,348	$14,916
Class L	1,306	1,774
Class N	1,301	1,770
Total	$13,955	$18,460
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$376	$2,027
Class L	326	1,777
Class N	254	1,513
Total	$956	$5,317
From net realized gain
Multi-Manager 2005	$2,245	$4,186
Class L	2,005	3,752
Class N	1,999	3,749
Total	$6,249	$11,687
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$1,524	$7,846
Class L	299	1,561
Class N	229	1,302
Total	$2,052	$10,709
From net realized gain
Multi-Manager 2010	$12,551	$18,444
Class L	2,463	3,793
Class N	2,457	3,791
Total	$17,471	$26,028
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$3,788	$18,693
Class L	247	1,401
Class N	187	1,144
Total	$4,222	$21,238
From net realized gain
Multi-Manager 2015	$41,662	$45,772
Class L	2,829	3,708
Class N	2,821	3,706
Total	$47,312	$53,186
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$5,667	$35,894
Class L	177	1,481
Class N	118	1,216
Total	$5,962	$38,591
From net realized gain
Multi-Manager 2020	$85,897	$99,121
Class L	2,835	4,252
Class N	2,827	4,249
Total	$91,559	$107,622
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$1,179	$10,083
Class L	126	1,359
Class N	58	1,099
Total	$1,363	$12,541
From net realized gain
Multi-Manager 2025	$31,828	$30,664
Class L	3,403	4,833
Class N	3,395	4,830
Total	$38,626	$40,327
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$316	$14,037
Class L	30	1,510
Class N	–	1,242
Total	$346	$16,789
From net realized gain
Multi-Manager 2030	$42,488	$65,089
Class L	3,970	7,271
Class N	3,959	7,266
Total	$50,417	$79,626
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$–	$9,243
Class L	–	1,298
Class N	–	1,027
Total	$–	$11,568
From net realized gain
Multi-Manager 2035	$37,549	$43,073
Class L	3,981	6,716
Class N	3,970	6,712
Total	$45,500	$56,501
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$–	$5,921
Class L	–	1,365
Class N	–	1,104
Total	$–	$8,390
From net realized gain
Multi-Manager 2040	$23,391	$28,197
Class L	4,420	6,938
Class N	4,341	6,933
Total	$32,152	$42,068
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$–	$7,562
Class L	–	1,297
Class N	–	1,037
Total	$–	$9,896
From net realized gain
Multi-Manager 2045	$31,200	$34,646
Class L	3,465	6,624
Class N	3,399	6,620
Total	$38,064	$47,890
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$–	$11,249
Class L	–	1,397
Class N	–	1,127
Total	$–	$13,773
From net realized gain
Multi-Manager 2050	$41,748	$55,103
Class L	4,575	7,215
Class N	4,524	7,211
Total	$50,847	$69,529
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$–	$8,422
Class L	–	1,321
Class N	–	1,054
Total	$–	$ 10,797
From net realized gain
Multi-Manager 2055	$32,628	$38,448
Class L	4,140	6,635
Class N	4,129	6,631
Total	$40,897	$51,714
Strategic Advisers Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$–	$845
Class L	–	811
Class N	–	701
Total	$–	$2,357
From net realized gain
Multi-Manager 2060	$5,652	$917
Class L	4,178	881
Class N	4,174	881
Total	$14,004	$2,679

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	6,503	22,399	$65,886	$233,312
Reinvestment of distributions	1,809	2,916	18,444	29,914
Shares redeemed	(556)	(4,341)	(5,644)	(44,814)
Net increase (decrease)	7,756	20,974	$78,686	$218,412
Class L
Reinvestment of distributions	205	354	$2,086	$3,633
Class N
Reinvestment of distributions	193	328	$1,964	$3,365
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	9,012	23	$92,429	$245
Reinvestment of distributions	250	595	2,621	6,213
Shares redeemed	(3,800)	–	(39,364)	–
Net increase (decrease)	5,462	618	$55,686	$6,458
Class L
Reinvestment of distributions	223	529	$2,331	$5,529
Class N
Reinvestment of distributions	215	504	$2,253	$5,262
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	10,126	22,695	$107,850	$247,555
Reinvestment of distributions	1,308	2,454	14,075	26,290
Shares redeemed	(7,075)	–	(74,753)	–
Net increase (decrease)	4,359	25,149	$47,172	$273,845
Class L
Reinvestment of distributions	257	499	$2,762	$5,354
Class N
Reinvestment of distributions	250	475	$2,686	$5,093
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	26,338	84,482	$284,197	$938,353
Reinvestment of distributions	4,162	5,937	45,450	64,465
Shares redeemed	(9,290)	(5,712)	(97,128)	(64,673)
Net increase (decrease)	21,210	84,707	$232,519	$938,145
Class L
Reinvestment of distributions	281	470	$3,076	$5,109
Class N
Reinvestment of distributions	276	447	$3,008	$4,850
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	121,821	155,423	$1,332,227	$1,750,691
Reinvestment of distributions	8,271	12,303	91,564	135,015
Shares redeemed	(20,326)	(20,182)	(223,407)	(222,743)
Net increase (decrease)	109,766	147,544	$1,200,384	$1,662,963
Class L
Reinvestment of distributions	272	522	$3,012	$5,733
Class N
Reinvestment of distributions	266	498	$2,945	$5,465
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	47,068	58,082	$524,883	$657,060
Reinvestment of distributions	2,918	3,637	33,007	40,747
Shares redeemed	(597)	(10,346)	(6,939)	(118,402)
Net increase (decrease)	49,389	51,373	$550,951	$579,405
Class L
Reinvestment of distributions	312	552	$3,529	$6,192
Class N
Reinvestment of distributions	305	529	$3,453	$5,929
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	26,701	51,840	$295,799	$597,602
Reinvestment of distributions	3,815	7,097	42,804	79,126
Shares redeemed	(12,204)	(22,269)	(135,658)	(261,022)
Net increase (decrease)	18,312	36,668	$202,945	$415,706
Class L
Reinvestment of distributions	356	787	$4,000	$8,781
Class N
Reinvestment of distributions	353	763	$3,959	$8,508
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	25,855	48,556	$294,257	$571,977
Reinvestment of distributions	3,237	4,562	37,549	52,316
Shares redeemed	(11,958)	(4,636)	(137,127)	(55,667)
Net increase (decrease)	17,134	48,482	$194,679	$568,626
Class L
Reinvestment of distributions	343	698	$3,981	$8,014
Class N
Reinvestment of distributions	343	674	$3,970	$7,739
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	15,685	28,047	$177,622	$332,625
Reinvestment of distributions	2,023	2,973	23,391	34,118
Shares redeemed	(6,103)	(10,311)	(69,263)	(123,539)
Net increase (decrease)	11,605	20,709	$131,750	$243,204
Class L
Reinvestment of distributions	382	723	$4,420	$8,303
Class N
Reinvestment of distributions	376	700	$4,341	$8,037
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	26,369	57,992	$298,027	$686,592
Reinvestment of distributions	2,658	3,654	31,200	42,208
Shares redeemed	(1,221)	(9,118)	(14,155)	(107,805)
Net increase (decrease)	27,806	52,528	$315,072	$620,995
Class L
Reinvestment of distributions	295	686	$3,465	$7,921
Class N
Reinvestment of distributions	290	662	$3,399	$7,657
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	20,727	33,556	$233,183	$397,173
Reinvestment of distributions	3,611	5,769	41,748	66,352
Shares redeemed	(22,042)	(8,996)	(249,584)	(106,119)
Net increase (decrease)	2,296	30,329	$25,347	$357,406
Class L
Reinvestment of distributions	396	748	$4,575	$8,612
Class N
Reinvestment of distributions	392	725	$4,524	$8,338
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	19,766	43,717	$226,075	$522,555
Reinvestment of distributions	2,772	4,023	32,628	46,870
Shares redeemed	(6,161)	(5,343)	(71,982)	(63,000)
Net increase (decrease)	16,377	42,397	$186,721	$506,425
Class L
Reinvestment of distributions	352	682	$4,140	$7,956
Class N
Reinvestment of distributions	351	659	$4,129	$7,685
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	4,033	13,161	$40,033	$132,095
Reinvestment of distributions	551	174	5,652	1,762
Shares redeemed	(29)	(22)	(298)	(221)
Net increase (decrease)	4,555	13,313	$45,387	$133,636
Class L
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	408	167	4,178	1,693
Net increase (decrease)	408	10,167	$4,178	$101,693
Class N
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	408	156	4,174	1,583
Net increase (decrease)	408	10,156	$4,174	$101,583

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	27%
Strategic Advisers Multi-Manager 2005 Fund	85%
Strategic Advisers Multi-Manager 2010 Fund	42%
Strategic Advisers Multi-Manager 2015 Fund	17%
Strategic Advisers Multi-Manager 2025 Fund	21%
Strategic Advisers Multi-Manager 2030 Fund	22%
Strategic Advisers Multi-Manager 2035 Fund	26%
Strategic Advisers Multi-Manager 2040 Fund	40%
Strategic Advisers Multi-Manager 2045 Fund	24%
Strategic Advisers Multi-Manager 2050 Fund	30%
Strategic Advisers Multi-Manager 2055 Fund	29%
Strategic Advisers Multi-Manager 2060 Fund	81%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$970.70	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.05%
Actual		$1,000.00	$970.60	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class N	.30%
Actual		$1,000.00	$968.50	$1.48
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$958.20	$.29
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class L	.09%
Actual		$1,000.00	$958.10	$.44
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$957.40	$1.66
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$951.20	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.06%
Actual		$1,000.00	$951.30	$.29
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class N	.31%
Actual		$1,000.00	$949.60	$1.51
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$944.70	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$944.60	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$943.20	$1.60
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$940.20	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$940.10	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$939.50	$1.60
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$934.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.09%
Actual		$1,000.00	$934.50	$.44
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$933.80	$1.64
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$923.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$923.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$923.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.50	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$918.60	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.90	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$918.30	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.20	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.80	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$918.10	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$919.00	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$919.30	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.30	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Multi-Manager Target Date Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Strategic Advisers Multi-Manager 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Investment Performance (for Strategic Advisers Multi-Manager 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Strategic Advisers Multi-Manager 2005 Fund

Strategic Advisers Multi-Manager 2010 Fund

Strategic Advisers Multi-Manager 2015 Fund

Strategic Advisers Multi-Manager 2020 Fund

Strategic Advisers Multi-Manager 2025 Fund

Strategic Advisers Multi-Manager 2030 Fund

Strategic Advisers Multi-Manager 2035 Fund

Strategic Advisers Multi-Manager 2040 Fund

Strategic Advisers Multi-Manager 2045 Fund

Strategic Advisers Multi-Manager 2050 Fund

Strategic Advisers Multi-Manager 2055 Fund

Strategic Advisers Multi-Manager 2060 Fund

Strategic Advisers Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below its competitive median for 2014. The Board noted that the total expense ratio of Class N of Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2020 Fund, and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014, the total expense ratio of Class N of Strategic Advisers Multi-Manager 2005 Fund and Strategic Advisers Multi-Manager 2015 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class N of each other fund ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Class N was above the competitive median, the total expense ratio of Class N was above median primarily because of higher 12b-1 fees on Class N compared to most competitor funds.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class of Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014 and the retail class of each other fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class L of Strategic Advisers Multi-Manager 2005 Fund and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014, the total expense ratio of Class L of Strategic Advisers Multi-Manager 2010 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class L of each other fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class N of each fund ranked above its competitive median for 2014.

The Board further considered that the investment adviser contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

OLF-L-OLF-N-SANN-1115
1.9584953.101

Strategic Advisers® Multi-Manager Target Date Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2015

Contents

Strategic Advisers® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Strategic Advisers® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.9
Strategic Advisers Core Multi-Manager Fund Class F	5.6	5.4
Strategic Advisers Growth Multi-Manager Fund Class F	4.6	4.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.8	2.7
Strategic Advisers Value Multi-Manager Fund Class F	5.6	5.4
	19.3	18.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.3	2.6
Strategic Advisers International Multi-Manager Fund Class F	4.1	4.5
	7.4	7.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	41.0	41.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	49.0	49.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	17.0	13.8
Fidelity Series Short-Term Credit Fund Class F	7.3	10.4
	24.3	24.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Six months ago
Domestic Equity Funds	18.9%
International Equity Funds	7.1%
Bond Funds	49.8%
Short-Term Funds	24.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager Income Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,564	$8,634
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,693	64,275
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,262	53,660
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,163	32,074
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,928	64,213
TOTAL DOMESTIC EQUITY FUNDS
(Cost $251,005)		222,856

International Equity Funds - 7.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,638	37,663
Strategic Advisers International Multi-Manager Fund Class F (b)	4,371	47,910
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $98,219)		85,573

Bond Funds - 49.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	755	6,928
Fidelity Series Floating Rate High Income Fund Class F (b)	308	2,915
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,237	40,891
Fidelity Series Real Estate Income Fund Class F (b)	508	5,489
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	48,487	474,690
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,834	36,580
TOTAL BOND FUNDS
(Cost $576,824)		567,493

Short-Term Funds - 24.3%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	197,027	197,027
Fidelity Series Short-Term Credit Fund Class F (b)	8,486	84,520
TOTAL SHORT-TERM FUNDS
(Cost $281,877)		281,547
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,207,925)		1,157,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$1,157,410

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$156,406	$48,035	$7,413	$148	$197,027
Fidelity Series Commodity Strategy Fund Class F	9,834	978	1,205	--	8,634
Fidelity Series Emerging Markets Debt Fund Class F	6,076	1,275	28	196	6,928
Fidelity Series Floating Rate High Income Fund Class F	5,691	306	2,982	92	2,915
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	2,450	780	42	40,891
Fidelity Series Real Estate Income Fund Class F	5,486	475	229	138	5,489
Fidelity Series Short-Term Credit Fund Class F	117,519	5,898	38,485	592	84,520
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	34,030	16,084	6,441	474,690
Strategic Advisers Core Multi-Manager Fund Class F	61,298	13,339	2,264	219	64,275
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	15,569	121	--	37,663
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	9,425	1,882	119	53,660
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	3,467	2,543	1,018	36,580
Strategic Advisers International Multi-Manager Fund Class F	51,072	5,133	3,603	--	47,910
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	5,809	460	--	32,074
Strategic Advisers Value Multi-Manager Fund Class F	61,542	11,146	1,817	317	64,213
Total	$1,132,817	$157,335	$79,896	$9,322	$1,157,469

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,207,925) — See accompanying schedule		$1,157,469
Receivable for investments sold		11,389
Receivable for fund shares sold		1,481
Total assets		1,170,339
Liabilities
Payable for investments purchased	$12,864
Distribution and service plan fees payable	21
Transfer agent fees payable	44
Total liabilities		12,929
Net Assets		$1,157,410
Net Assets consist of:
Paid in capital		$1,201,897
Undistributed net investment income		1,319
Accumulated undistributed net realized gain (loss) on investments		4,650
Net unrealized appreciation (depreciation) on investments		(50,456)
Net Assets		$1,157,410
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($952,067 ÷ 96,884 shares)		$9.83
Class L:
Net Asset Value, offering price and redemption price per share ($102,906 ÷ 10,472 shares)		$9.83
Class N:
Net Asset Value, offering price and redemption price per share ($102,437 ÷ 10,429 shares)		$9.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,322
Expenses
Transfer agent fees	$280
Distribution and service plan fees	131
Independent trustees' compensation	2
Total expenses		413
Net investment income (loss)		8,909
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,320)
Capital gain distributions from underlying funds	8,204
Total net realized gain (loss)		6,884
Change in net unrealized appreciation (depreciation) on underlying funds		(51,470)
Net gain (loss)		(44,586)
Net increase (decrease) in net assets resulting from operations		$(35,677)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,909	$18,193
Net realized gain (loss)	6,884	28,823
Change in net unrealized appreciation (depreciation)	(51,470)	(8,319)
Net increase (decrease) in net assets resulting from operations	(35,677)	38,697
Distributions to shareholders from net investment income	(8,539)	(18,452)
Distributions to shareholders from net realized gain	(13,955)	(18,460)
Total distributions	(22,494)	(36,912)
Share transactions - net increase (decrease)	82,736	225,410
Total increase (decrease) in net assets	24,565	227,195
Net Assets
Beginning of period	1,132,845	905,650
End of period (including undistributed net investment income of $1,319 and undistributed net investment income of $949, respectively)	$1,157,410	$1,132,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.18	.14	.04
Net realized and unrealized gain (loss)	(.38)	.22	.24	.13
Total from investment operations	(.30)	.40	.38	.17
Distributions from net investment income	(.08)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.13)	(.18)	(.11)	–
Total distributions	(.20)C	(.36)D	(.23)	(.03)
Net asset value, end of period	$9.83	$10.33	$10.29	$10.14
Total ReturnE,F	(2.93)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.06%	.15%I
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.06%I
Expenses net of all reductions	.05%I	.05%	.06%	.06%I
Net investment income (loss)	1.56%I	1.77%	1.43%	1.52%I
Supplemental Data
Net assets, end of period (000 omitted)	$952	$921	$702	$102
Portfolio turnover rateG	14%I	23%	40%	0%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.127 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.08	.18	.05
Net realized and unrealized gain (loss)	(.38)	.22	.15
Total from investment operations	(.30)	.40	.20
Distributions from net investment income	(.08)	(.19)	(.04)
Distributions from net realized gain	(.13)	(.18)	(.06)
Total distributions	(.20)C	(.36)D	(.10)
Net asset value, end of period	$9.83	$10.33	$10.29
Total ReturnE	(2.94)%	3.97%	2.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.06%	.06%H
Expenses net of fee waivers, if any	.05%H	.06%	.06%H
Expenses net of all reductions	.05%H	.06%	.06%H
Net investment income (loss)	1.56%H	1.77%	1.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$106	$102
Portfolio turnover rateF	14%H	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.127 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.16	.04
Net realized and unrealized gain (loss)	(.39)	.22	.16
Total from investment operations	(.32)	.38	.20
Distributions from net investment income	(.06)	(.16)	(.04)
Distributions from net realized gain	(.13)	(.18)	(.06)
Total distributions	(.19)	(.34)	(.10)
Net asset value, end of period	$9.82	$10.33	$10.29
Total ReturnC	(3.15)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.31%	.32%F
Expenses net of fee waivers, if any	.30%F	.31%	.32%F
Expenses net of all reductions	.30%F	.31%	.32%F
Net investment income (loss)	1.31 %F	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$102	$106	$102
Portfolio turnover rateD	14%F	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.8
Strategic Advisers Core Multi-Manager Fund Class F	8.4	8.4
Strategic Advisers Growth Multi-Manager Fund Class F	7.0	7.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.2	4.3
Strategic Advisers Value Multi-Manager Fund Class F	8.4	8.5
	28.7	29.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.3	3.8
Strategic Advisers International Multi-Manager Fund Class F	7.4	7.9
	11.7	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.1	3.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	36.3	36.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.5
	43.9	44.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.0	8.4
Fidelity Series Short-Term Credit Fund Class F	4.7	6.4
	15.7	14.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.7%
International Equity Funds	11.7%
Bond Funds	43.9%
Short-Term Funds	15.7%

Six months ago
Domestic Equity Funds	29.0%
International Equity Funds	11.7%
Bond Funds	44.5%
Short-Term Funds	14.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2005 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	506	$2,794
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,774	31,322
Strategic Advisers Growth Multi-Manager Fund Class F (b)	2,075	26,129
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,540	15,617
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,392	31,169
TOTAL DOMESTIC EQUITY FUNDS
(Cost $118,355)		107,031

International Equity Funds - 11.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,973	16,024
Strategic Advisers International Multi-Manager Fund Class F (b)	2,504	27,448
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,717)		43,472

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	245	2,245
Fidelity Series Floating Rate High Income Fund Class F (b)	100	945
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,193	11,509
Fidelity Series Real Estate Income Fund Class F (b)	165	1,779
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	13,814	135,243
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,243	11,854
TOTAL BOND FUNDS
(Cost $166,164)		163,575

Short-Term Funds - 15.7%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	41,102	41,102
Fidelity Series Short-Term Credit Fund Class F (b)	1,770	17,632
TOTAL SHORT-TERM FUNDS
(Cost $58,797)		58,734
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $392,033)		372,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$372,777

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$28,335	$18,807	$6,039	$29	$41,102
Fidelity Series Commodity Strategy Fund Class F	2,677	827	385	--	2,794
Fidelity Series Emerging Markets Debt Fund Class F	2,044	667	342	65	2,245
Fidelity Series Floating Rate High Income Fund Class F	1,673	269	967	27	945
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	2,959	1,492	11	11,509
Fidelity Series Real Estate Income Fund Class F	1,620	494	260	43	1,779
Fidelity Series Short-Term Credit Fund Class F	21,364	5,239	8,884	117	17,632
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	36,946	20,303	1,761	135,243
Strategic Advisers Core Multi-Manager Fund Class F	28,235	11,965	4,785	119	31,322
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	7,820	1,676	--	16,024
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	9,104	4,071	65	26,129
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	3,390	2,400	320	11,854
Strategic Advisers International Multi-Manager Fund Class F	26,468	8,107	4,675	--	27,448
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	5,412	2,039	--	15,617
Strategic Advisers Value Multi-Manager Fund Class F	28,345	10,459	4,337	171	31,169
Total	$335,047	$122,465	$62,655	$2,728	$372,812

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $392,033) — See accompanying schedule		$372,812
Receivable for investments sold		4,328
Total assets		377,140
Liabilities
Payable for investments purchased	$4,326
Distribution and service plan fees payable	22
Transfer agent fees payable	15
Total liabilities		4,363
Net Assets		$372,777
Net Assets consist of:
Paid in capital		$388,170
Undistributed net investment income		2,393
Accumulated undistributed net realized gain (loss) on investments		1,435
Net unrealized appreciation (depreciation) on investments		(19,221)
Net Assets		$372,777
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($167,065 ÷ 16,836 shares)		$9.92
Class L:
Net Asset Value, offering price and redemption price per share ($103,090 ÷ 10,399 shares)		$9.91
Class N:
Net Asset Value, offering price and redemption price per share ($102,622 ÷ 10,364 shares)		$9.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,728
Expenses
Transfer agent fees	$139
Distribution and service plan fees	133
Independent trustees' compensation	1
Total expenses		273
Net investment income (loss)		2,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,467)
Capital gain distributions from underlying funds	4,276
Total net realized gain (loss)		1,809
Change in net unrealized appreciation (depreciation) on underlying funds		(19,581)
Net gain (loss)		(17,772)
Net increase (decrease) in net assets resulting from operations		$(15,317)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,455	$5,382
Net realized gain (loss)	1,809	15,183
Change in net unrealized appreciation (depreciation)	(19,581)	(5,527)
Net increase (decrease) in net assets resulting from operations	(15,317)	15,038
Distributions to shareholders from net investment income	(956)	(5,317)
Distributions to shareholders from net realized gain	(6,249)	(11,687)
Total distributions	(7,205)	(17,004)
Share transactions - net increase (decrease)	60,270	17,249
Total increase (decrease) in net assets	37,748	15,283
Net Assets
Beginning of period	335,029	319,746
End of period (including undistributed net investment income of $2,393 and undistributed net investment income of $894, respectively)	$372,777	$335,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.19	.14	.05
Net realized and unrealized gain (loss)	(.51)	.31	.49	.22
Total from investment operations	(.43)	.50	.63	.27
Distributions from net investment income	(.03)	(.19)	(.10)	–
Distributions from net realized gain	(.20)	(.39)	(.15)	–
Total distributions	(.23)	(.57)C	(.25)	–
Net asset value, end of period	$9.92	$10.58	$10.65	$10.27
Total ReturnD,E	(4.18)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%H	.05%	.06%	.06%H
Expenses net of all reductions	.06%H	.05%	.06%	.06%H
Net investment income (loss)	1.46%H	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$167	$120	$115	$103
Portfolio turnover rateF	35%H	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.07	.18	.06
Net realized and unrealized gain (loss)	(.50)	.32	.22
Total from investment operations	(.43)	.50	.28
Distributions from net investment income	(.03)	(.18)	(.06)
Distributions from net realized gain	(.20)	(.39)	(.09)
Total distributions	(.23)	(.57)	(.15)
Net asset value, end of period	$9.91	$10.57	$10.64
Total ReturnC,D	(4.19)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.10%	.07%G
Expenses net of fee waivers, if any	.09%G	.10%	.07%G
Expenses net of all reductions	.09%G	.10%	.07%G
Net investment income (loss)	1.42%G	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateE	35%G	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.16	.05
Net realized and unrealized gain (loss)	(.50)	.31	.21
Total from investment operations	(.44)	.47	.26
Distributions from net investment income	(.03)	(.16)	(.06)
Distributions from net realized gain	(.20)	(.39)	(.09)
Total distributions	(.22)C	(.54)D	(.14)E
Net asset value, end of period	$9.90	$10.56	$10.63
Total ReturnF,G	(4.26)%	4.53%	2.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.35%	.33%J
Expenses net of fee waivers, if any	.34%J	.35%	.33%J
Expenses net of all reductions	.34%J	.35%	.33%J
Net investment income (loss)	1.17%J	1.46%	1.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$103	$107	$103
Portfolio turnover rateH	35%J	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014 March 31, 2014 March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.197 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.7	0.8
Strategic Advisers Core Multi-Manager Fund Class F	10.2	10.3
Strategic Advisers Growth Multi-Manager Fund Class F	8.6	8.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	5.2
Strategic Advisers Value Multi-Manager Fund Class F	10.3	10.3
	34.9	35.2
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1	4.6
Strategic Advisers International Multi-Manager Fund Class F	9.5	10.0
	14.6	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	2.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.2	33.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.5
	40.2	40.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.2	5.4
Fidelity Series Short-Term Credit Fund Class F	3.1	4.0
	10.3	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	35.2%
International Equity Funds	14.6%
Bond Funds	40.8%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2010 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,037	$5,722
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,894	77,832
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,175	65,157
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,840	38,941
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,983	77,963
TOTAL DOMESTIC EQUITY FUNDS
(Cost $297,334)		265,615

International Equity Funds - 14.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,766	38,703
Strategic Advisers International Multi-Manager Fund Class F (b)	6,577	72,083
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $125,240)		110,786

Bond Funds - 40.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	501	4,599
Fidelity Series Floating Rate High Income Fund Class F (b)	205	1,935
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,928	18,607
Fidelity Series Real Estate Income Fund Class F (b)	337	3,642
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	25,772	252,306
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,545	24,281
TOTAL BOND FUNDS
(Cost $310,714)		305,370

Short-Term Funds - 10.3%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	55,040	55,040
Fidelity Series Short-Term Credit Fund Class F (b)	2,371	23,611
TOTAL SHORT-TERM FUNDS
(Cost $78,732)		78,651
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $812,020)		760,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53)
NET ASSETS - 100%		$760,369

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$41,289	$21,756	$8,006	$41	$55,040
Fidelity Series Commodity Strategy Fund Class F	6,129	1,066	790	--	5,722
Fidelity Series Emerging Markets Debt Fund Class F	4,632	879	643	141	4,599
Fidelity Series Floating Rate High Income Fund Class F	3,829	340	2,167	61	1,935
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	2,743	2,410	19	18,607
Fidelity Series Real Estate Income Fund Class F	3,681	627	503	93	3,642
Fidelity Series Short-Term Credit Fund Class F	31,175	5,051	12,500	165	23,611
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	42,143	38,764	3,525	252,306
Strategic Advisers Core Multi-Manager Fund Class F	78,985	19,615	10,605	271	77,832
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	14,892	3,632	--	38,703
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	14,800	9,190	149	65,157
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	4,351	4,651	697	24,281
Strategic Advisers International Multi-Manager Fund Class F	76,863	12,747	10,343	--	72,083
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	8,965	4,637	--	38,941
Strategic Advisers Value Multi-Manager Fund Class F	79,069	17,353	10,107	391	77,963
Total	$766,942	$167,328	$118,948	$5,553	$760,422

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $812,020) — See accompanying schedule		$760,422
Receivable for investments sold		8,976
Receivable for fund shares sold		244
Total assets		769,642
Liabilities
Payable for investments purchased	$9,223
Distribution and service plan fees payable	22
Transfer agent fees payable	28
Total liabilities		9,273
Net Assets		$760,369
Net Assets consist of:
Paid in capital		$802,267
Undistributed net investment income		5,105
Accumulated undistributed net realized gain (loss) on investments		4,595
Net unrealized appreciation (depreciation) on investments		(51,598)
Net Assets		$760,369
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($554,481 ÷ 54,995 shares)		$10.08
Class L:
Net Asset Value, offering price and redemption price per share ($103,180 ÷ 10,229 shares)		$10.09
Class N:
Net Asset Value, offering price and redemption price per share ($102,708 ÷ 10,196 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,553
Expenses
Transfer agent fees	$200
Distribution and service plan fees	134
Independent trustees' compensation	2
Total expenses		336
Net investment income (loss)		5,217
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,783)
Capital gain distributions from underlying funds	10,045
Total net realized gain (loss)		5,262
Change in net unrealized appreciation (depreciation) on underlying funds		(50,120)
Net gain (loss)		(44,858)
Net increase (decrease) in net assets resulting from operations		$(39,641)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,217	$11,545
Net realized gain (loss)	5,262	39,218
Change in net unrealized appreciation (depreciation)	(50,120)	(14,337)
Net increase (decrease) in net assets resulting from operations	(39,641)	36,426
Distributions to shareholders from net investment income	(2,052)	(10,709)
Distributions to shareholders from net realized gain	(17,471)	(26,028)
Total distributions	(19,523)	(36,737)
Share transactions - net increase (decrease)	52,620	284,292
Total increase (decrease) in net assets	(6,544)	283,981
Net Assets
Beginning of period	766,913	482,932
End of period (including undistributed net investment income of $5,105 and undistributed net investment income of $1,940, respectively)	$760,369	$766,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.05
Net realized and unrealized gain (loss)	(.58)	.37	.67	.30
Total from investment operations	(.51)	.56	.82	.35
Distributions from net investment income	(.03)	(.17)	(.12)	–
Distributions from net realized gain	(.25)	(.40)	(.18)	–
Total distributions	(.28)	(.56)C	(.30)	–
Net asset value, end of period	$10.08	$10.87	$10.87	$10.35
Total ReturnD,E	(4.88)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%H	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.06%	.06%H
Net investment income (loss)	1.36%H	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$554	$550	$277	$104
Portfolio turnover rateF	30%H	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.07	.19	.07
Net realized and unrealized gain (loss)	(.58)	.38	.25
Total from investment operations	(.51)	.57	.32
Distributions from net investment income	(.03)	(.16)	(.07)
Distributions from net realized gain	(.25)	(.40)	(.11)
Total distributions	(.28)	(.56)	(.18)
Net asset value, end of period	$10.09	$10.88	$10.87
Total ReturnC	(4.87)%	5.37%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.07%	.07%F
Expenses net of fee waivers, if any	.06%F	.07%	.07%F
Expenses net of all reductions	.06%F	.07%	.07%F
Net investment income (loss)	1.35%F	1.71%	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateD	30%F	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.16	.06
Net realized and unrealized gain (loss)	(.59)	.37	.25
Total from investment operations	(.53)	.53	.31
Distributions from net investment income	(.02)	(.14)	(.07)
Distributions from net realized gain	(.25)	(.40)	(.11)
Total distributions	(.27)	(.53)C	(.17)D
Net asset value, end of period	$10.07	$10.87	$10.87
Total ReturnE	(5.04)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.32%	.32%H
Expenses net of fee waivers, if any	.31%H	.32%	.32%H
Expenses net of all reductions	.31%H	.32%	.32%H
Net investment income (loss)	1.10%H	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$108	$103
Portfolio turnover rateF	30%H	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	12.0	12.0
Strategic Advisers Growth Multi-Manager Fund Class F	10.0	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.0
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.0
	40.8	40.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.1
Strategic Advisers International Multi-Manager Fund Class F	11.5	11.8
	17.1	16.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.3	30.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	36.5	37.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.9	2.9
Fidelity Series Short-Term Credit Fund Class F	1.7	2.2
	5.6	5.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.8%
International Equity Funds	17.1%
Bond Funds	36.5%
Short-Term Funds	5.6%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	16.9%
Bond Funds	37.2%
Short-Term Funds	5.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2015 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,579	$14,238
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,012	225,934
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,022	189,132
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,147	113,032
Strategic Advisers Value Multi-Manager Fund Class F (b)	17,368	226,299
TOTAL DOMESTIC EQUITY FUNDS
(Cost $865,581)		768,635

International Equity Funds - 17.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,047	105,939
Strategic Advisers International Multi-Manager Fund Class F (b)	19,730	216,236
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $369,426)		322,175

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,247	11,445
Fidelity Series Floating Rate High Income Fund Class F (b)	509	4,815
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,199	30,870
Fidelity Series Real Estate Income Fund Class F (b)	838	9,063
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	58,375	571,495
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,333	60,417
TOTAL BOND FUNDS
(Cost $699,814)		688,105

Short-Term Funds - 5.6%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	73,892	73,892
Fidelity Series Short-Term Credit Fund Class F (b)	3,183	31,698
TOTAL SHORT-TERM FUNDS
(Cost $105,703)		105,590
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,040,524)		1,884,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$1,884,353

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$52,123	$30,024	$8,255	$54	$73,892
Fidelity Series Commodity Strategy Fund Class F	14,338	2,652	1,036	--	14,238
Fidelity Series Emerging Markets Debt Fund Class F	10,314	2,638	828	342	11,445
Fidelity Series Floating Rate High Income Fund Class F	9,014	958	4,982	152	4,815
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	4,790	2,701	32	30,870
Fidelity Series Real Estate Income Fund Class F	8,693	1,616	843	231	9,063
Fidelity Series Short-Term Credit Fund Class F	39,400	7,235	14,786	218	31,698
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	96,749	65,512	8,008	571,495
Strategic Advisers Core Multi-Manager Fund Class F	217,153	58,313	18,520	815	225,934
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	40,293	5,437	--	105,939
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	43,231	16,318	461	189,132
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	11,190	7,562	1,713	60,417
Strategic Advisers International Multi-Manager Fund Class F	214,584	39,263	15,630	--	216,236
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	26,190	7,262	--	113,032
Strategic Advisers Value Multi-Manager Fund Class F	217,195	50,352	15,679	1,222	226,299
Total	$1,811,299	$415,494	$185,351	$13,248	$1,884,505

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $2,040,524) — See accompanying schedule		$1,884,505
Receivable for investments sold		22,768
Receivable for fund shares sold		627
Total assets		1,907,900
Liabilities
Payable for investments purchased	$23,397
Distribution and service plan fees payable	22
Transfer agent fees payable	128
Total liabilities		23,547
Net Assets		$1,884,353
Net Assets consist of:
Paid in capital		$2,012,928
Undistributed net investment income		12,294
Accumulated undistributed net realized gain (loss) on investments		15,150
Net unrealized appreciation (depreciation) on investments		(156,019)
Net Assets		$1,884,353
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,678,434 ÷ 165,524.63 shares)		$10.14
Class L:
Net Asset Value, offering price and redemption price per share ($103,193 ÷ 10,171.82 shares)		$10.14
Class N:
Net Asset Value, offering price and redemption price per share ($102,726 ÷ 10,140.39 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,248
Expenses
Transfer agent fees	$765
Distribution and service plan fees	135
Independent trustees' compensation	4
Total expenses		904
Net investment income (loss)		12,344
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,972)
Capital gain distributions from underlying funds	30,661
Total net realized gain (loss)		22,689
Change in net unrealized appreciation (depreciation) on underlying funds		(148,934)
Net gain (loss)		(126,245)
Net increase (decrease) in net assets resulting from operations		$(113,901)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,344	$23,423
Net realized gain (loss)	22,689	86,155
Change in net unrealized appreciation (depreciation)	(148,934)	(32,594)
Net increase (decrease) in net assets resulting from operations	(113,901)	76,984
Distributions to shareholders from net investment income	(4,222)	(21,238)
Distributions to shareholders from net realized gain	(47,312)	(53,186)
Total distributions	(51,534)	(74,424)
Share transactions - net increase (decrease)	238,603	948,104
Total increase (decrease) in net assets	73,168	950,664
Net Assets
Beginning of period	1,811,185	860,521
End of period (including undistributed net investment income of $12,294 and undistributed net investment income of $4,172, respectively)	$1,884,353	$1,811,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.05
Net realized and unrealized gain (loss)	(.66)	.42	.74	.31
Total from investment operations	(.59)	.61	.89	.36
Distributions from net investment income	(.03)	(.15)	(.12)	–
Distributions from net realized gain	(.29)	(.39)	(.16)	–
Total distributions	(.31)C	(.54)	(.28)	–
Net asset value, end of period	$10.14	$11.04	$10.97	$10.36
Total ReturnD,E	(5.53)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.10%	.21%H
Expenses net of fee waivers, if any	.08%H	.09%	.10%	.09%H
Expenses net of all reductions	.08%H	.09%	.10%	.09%H
Net investment income (loss)	1.28%H	1.73%	1.44%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,678	$1,593	$654	$104
Portfolio turnover rateF	19%H	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.286 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.07	.19	.06
Net realized and unrealized gain (loss)	(.66)	.42	.30
Total from investment operations	(.59)	.61	.36
Distributions from net investment income	(.03)	(.15)	(.07)
Distributions from net realized gain	(.29)	(.39)	(.09)
Total distributions	(.31)C	(.54)	(.16)
Net asset value, end of period	$10.14	$11.04	$10.97
Total ReturnD,E	(5.54)%	5.66%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.10%H
Expenses net of fee waivers, if any	.08%H	.09%	.10%H
Expenses net of all reductions	.08%H	.09%	.10%H
Net investment income (loss)	1.28%H	1.72%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateF	19%H	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.286 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.16	.05
Net realized and unrealized gain (loss)	(.66)	.43	.30
Total from investment operations	(.60)	.59	.35
Distributions from net investment income	(.02)	(.12)	(.07)
Distributions from net realized gain	(.29)	(.39)	(.09)
Total distributions	(.31)	(.51)	(.16)
Net asset value, end of period	$10.13	$11.04	$10.96
Total ReturnC,D	(5.68)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%G
Net investment income (loss)	1.03%G	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateE	19%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	13.3	13.3
Strategic Advisers Growth Multi-Manager Fund Class F	11.1	11.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.6	6.7
Strategic Advisers Value Multi-Manager Fund Class F	13.2	13.3
	45.0	45.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.0	5.5
Strategic Advisers International Multi-Manager Fund Class F	12.9	13.2
	18.9	18.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	26.7	27.0
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.4
	32.1	32.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.8	2.0
Fidelity Series Short-Term Credit Fund Class F	1.2	1.4
	4.0	3.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.0%
International Equity Funds	18.9%
Bond Funds	32.1%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	45.1%
International Equity Funds	18.7%
Bond Funds	32.8%
Short-Term Funds	3.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2020 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,809	$32,064
Strategic Advisers Core Multi-Manager Fund Class F (b)	49,885	563,202
Strategic Advisers Growth Multi-Manager Fund Class F (b)	37,318	469,838
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	27,691	280,784
Strategic Advisers Value Multi-Manager Fund Class F (b)	43,016	560,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,147,828)		1,906,380

International Equity Funds - 18.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	31,390	254,884
Strategic Advisers International Multi-Manager Fund Class F (b)	49,684	544,535
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $908,953)		799,419

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,806	25,762
Fidelity Series Floating Rate High Income Fund Class F (b)	1,146	10,837
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,601	34,748
Fidelity Series Real Estate Income Fund Class F (b)	1,888	20,405
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	115,587	1,131,602
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	14,256	136,007
TOTAL BOND FUNDS
(Cost $1,385,254)		1,359,361

Short-Term Funds - 4.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	117,550	117,550
Fidelity Series Short-Term Credit Fund Class F (b)	5,063	50,427
TOTAL SHORT-TERM FUNDS
(Cost $168,129)		167,977
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,610,164)		4,233,137
NET OTHER ASSETS (LIABILITIES) - 0.0%		(300)
NET ASSETS - 100%		$4,232,837

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$68,522	$61,621	$12,593	$79	$117,550
Fidelity Series Commodity Strategy Fund Class F	26,574	11,096	1,841	--	32,064
Fidelity Series Emerging Markets Debt Fund Class F	19,553	9,671	1,997	707	25,762
Fidelity Series Floating Rate High Income Fund Class F	16,910	4,020	9,705	308	10,837
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	10,661	3,515	33	34,748
Fidelity Series Real Estate Income Fund Class F	16,215	6,884	1,872	469	20,405
Fidelity Series Short-Term Credit Fund Class F	48,188	18,285	15,844	311	50,427
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	376,716	137,970	14,640	1,131,602
Strategic Advisers Core Multi-Manager Fund Class F	450,681	234,203	46,207	2,028	563,202
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	130,644	13,531	--	254,884
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	180,794	40,499	1,104	469,838
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	47,876	15,625	3,534	136,007
Strategic Advisers International Multi-Manager Fund Class F	449,304	187,539	37,682	--	544,535
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	108,312	17,195	--	280,784
Strategic Advisers Value Multi-Manager Fund Class F	450,832	208,732	35,753	2,921	560,492
Total	$3,396,883	$1,597,054	$391,829	$26,134	$4,233,137

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $4,610,164) — See accompanying schedule		$4,233,137
Receivable for investments sold		46,947
Receivable for fund shares sold		4,807
Total assets		4,284,891
Liabilities
Payable for investments purchased	$51,757
Distribution and service plan fees payable	22
Transfer agent fees payable	275
Total liabilities		52,054
Net Assets		$4,232,837
Net Assets consist of:
Paid in capital		$4,536,712
Undistributed net investment income		24,410
Accumulated undistributed net realized gain (loss) on investments		48,742
Net unrealized appreciation (depreciation) on investments		(377,027)
Net Assets		$4,232,837
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($4,026,923 ÷ 394,639 shares)		$10.20
Class L:
Net Asset Value, offering price and redemption price per share ($103,191 ÷ 10,115 shares)		$10.20
Class N:
Net Asset Value, offering price and redemption price per share ($102,723 ÷ 10,083 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$26,134
Expenses
Transfer agent fees	$1,535
Distribution and service plan fees	136
Independent trustees' compensation	8
Total expenses		1,679
Net investment income (loss)		24,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,912)
Capital gain distributions from underlying funds	71,821
Total net realized gain (loss)		64,909
Change in net unrealized appreciation (depreciation) on underlying funds		(362,060)
Net gain (loss)		(297,151)
Net increase (decrease) in net assets resulting from operations		$(272,696)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,455	$40,922
Net realized gain (loss)	64,909	172,004
Change in net unrealized appreciation (depreciation)	(362,060)	(78,059)
Net increase (decrease) in net assets resulting from operations	(272,696)	134,867
Distributions to shareholders from net investment income	(5,962)	(38,591)
Distributions to shareholders from net realized gain	(91,559)	(107,622)
Total distributions	(97,521)	(146,213)
Share transactions - net increase (decrease)	1,206,341	1,674,161
Total increase (decrease) in net assets	836,124	1,662,815
Net Assets
Beginning of period	3,396,713	1,733,898
End of period (including undistributed net investment income of $24,410 and undistributed net investment income of $5,917, respectively)	$4,232,837	$3,396,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.15	.06
Net realized and unrealized gain (loss)	(.71)	.45	.83	.34
Total from investment operations	(.64)	.64	.98	.40
Distributions from net investment income	(.02)	(.16)	(.12)	–
Distributions from net realized gain	(.29)	(.45)	(.14)	–
Total distributions	(.31)	(.61)	(.26)	–
Net asset value, end of period	$10.20	$11.15	$11.12	$10.40
Total ReturnC,D	(5.98)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.10%	.09%G
Net investment income (loss)	1.22%G	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,027	$3,178	$1,527	$104
Portfolio turnover rateE	20%G	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.07	.19	.06
Net realized and unrealized gain (loss)	(.71)	.46	.32
Total from investment operations	(.64)	.65	.38
Distributions from net investment income	(.02)	(.16)	(.08)
Distributions from net realized gain	(.29)	(.45)	(.09)
Total distributions	(.31)	(.61)	(.16)C
Net asset value, end of period	$10.20	$11.15	$11.11
Total ReturnD	(5.99)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.09%	.09%G
Expenses net of all reductions	.08%G	.09%	.09%G
Net investment income (loss)	1.22%G	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$110	$104
Portfolio turnover rateE	20%G	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.05	.16	.05
Net realized and unrealized gain (loss)	(.70)	.45	.33
Total from investment operations	(.65)	.61	.38
Distributions from net investment income	(.01)	(.13)	(.08)
Distributions from net realized gain	(.29)	(.45)	(.09)
Total distributions	(.30)	(.58)	(.16)C
Net asset value, end of period	$10.19	$11.14	$11.11
Total ReturnD	(6.05)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.35%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%G
Net investment income (loss)	.97%G	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$109	$103
Portfolio turnover rateE	20%G	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	14.9	15.1
Strategic Advisers Growth Multi-Manager Fund Class F	12.4	12.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.4	7.6
Strategic Advisers Value Multi-Manager Fund Class F	14.8	15.2
	50.3	51.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.5	6.4
Strategic Advisers International Multi-Manager Fund Class F	14.7	15.3
	21.2	21.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.3	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.9	19.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.6
	24.7	24.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.7	1.4
Fidelity Series Short-Term Credit Fund Class F	1.1	1.1
	3.8	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	21.2%
Bond Funds	24.7%
Short-Term Funds	3.8%

Six months ago
Domestic Equity Funds	51.3%
International Equity Funds	21.7%
Bond Funds	24.5%
Short-Term Funds	2.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2025 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,151	$11,873
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,593	232,491
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,405	193,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,431	115,906
Strategic Advisers Value Multi-Manager Fund Class F (b)	17,760	231,411
TOTAL DOMESTIC EQUITY FUNDS
(Cost $871,837)		785,633

International Equity Funds - 21.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,531	101,749
Strategic Advisers International Multi-Manager Fund Class F (b)	20,897	229,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $373,029)		330,778

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,039	9,535
Fidelity Series Floating Rate High Income Fund Class F (b)	424	4,011
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	417	4,019
Fidelity Series Real Estate Income Fund Class F (b)	699	7,554
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	31,699	310,335
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,277	50,342
TOTAL BOND FUNDS
(Cost $393,764)		385,796

Short-Term Funds - 3.8%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	41,693	41,693
Fidelity Series Short-Term Credit Fund Class F (b)	1,796	17,885
TOTAL SHORT-TERM FUNDS
(Cost $59,631)		59,578
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,698,261)		1,561,785
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$1,561,642

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$16,567	$28,683	$3,557	$24	$41,693
Fidelity Series Commodity Strategy Fund Class F	8,913	4,405	199	--	11,873
Fidelity Series Emerging Markets Debt Fund Class F	5,831	4,592	333	245	9,535
Fidelity Series Floating Rate High Income Fund Class F	5,629	1,723	3,214	102	4,011
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	4,024	--	1	4,019
Fidelity Series Real Estate Income Fund Class F	5,515	2,705	353	173	7,554
Fidelity Series Short-Term Credit Fund Class F	12,377	7,187	1,608	98	17,885
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	114,392	21,864	3,661	310,335
Strategic Advisers Core Multi-Manager Fund Class F	174,541	95,717	8,058	712	232,491
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	48,017	812	--	101,749
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	74,668	7,571	394	193,952
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	17,695	5,188	1,228	50,342
Strategic Advisers International Multi-Manager Fund Class F	176,888	81,686	6,280	--	229,029
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	45,027	2,246	--	115,906
Strategic Advisers Value Multi-Manager Fund Class F	175,215	87,201	5,780	1,038	231,411
Total	$1,154,737	$617,722	$67,063	$7,676	$1,561,785

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,698,261) — See accompanying schedule		$1,561,785
Receivable for investments sold		12,233
Receivable for fund shares sold		3,809
Receivable from investment adviser for expense reductions		12
Total assets		1,577,839
Liabilities
Payable for investments purchased	$16,046
Distribution and service plan fees payable	22
Transfer agent fees payable	129
Total liabilities		16,197
Net Assets		$1,561,642
Net Assets consist of:
Paid in capital		$1,670,637
Undistributed net investment income		6,881
Accumulated undistributed net realized gain (loss) on investments		20,600
Net unrealized appreciation (depreciation) on investments		(136,476)
Net Assets		$1,561,642
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,355,313 ÷ 131,288 shares)		$10.32
Class L:
Net Asset Value, offering price and redemption price per share ($103,399 ÷ 10,008 shares)		$10.33
Class N:
Net Asset Value, offering price and redemption price per share ($102,930 ÷ 9,976 shares)		$10.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,676
Expenses
Transfer agent fees	$714
Distribution and service plan fees	137
Independent trustees' compensation	3
Total expenses before reductions	854
Expense reductions	(41)	813
Net investment income (loss)		6,863
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,341)
Capital gain distributions from underlying funds	25,808
Total net realized gain (loss)		24,467
Change in net unrealized appreciation (depreciation) on underlying funds		(142,264)
Net gain (loss)		(117,797)
Net increase (decrease) in net assets resulting from operations		$(110,934)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,863	$12,945
Net realized gain (loss)	24,467	68,231
Change in net unrealized appreciation (depreciation)	(142,264)	(20,217)
Net increase (decrease) in net assets resulting from operations	(110,934)	60,959
Distributions to shareholders from net investment income	(1,363)	(12,541)
Distributions to shareholders from net realized gain	(38,626)	(40,327)
Total distributions	(39,989)	(52,868)
Share transactions - net increase (decrease)	557,933	591,526
Total increase (decrease) in net assets	407,010	599,617
Net Assets
Beginning of period	1,154,632	555,015
End of period (including undistributed net investment income of $6,881 and undistributed net investment income of $1,381, respectively)	$1,561,642	$1,154,632

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.19	.16	.06
Net realized and unrealized gain (loss)	(.78)	.51	1.06	.42
Total from investment operations	(.72)	.70	1.22	.48
Distributions from net investment income	(.01)	(.15)	(.15)	–
Distributions from net realized gain	(.35)	(.52)	(.18)	–
Total distributions	(.36)	(.67)	(.33)	–
Net asset value, end of period	$10.32	$11.40	$11.37	$10.48
Total ReturnC,D	(6.56)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.09%G
Expenses net of all reductions	.10%G	.10%	.10%	.09%G
Net investment income (loss)	1.01%G	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,355	$934	$347	$105
Portfolio turnover rateE	10%G	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.06	.19	.08
Net realized and unrealized gain (loss)	(.78)	.52	.36
Total from investment operations	(.72)	.71	.44
Distributions from net investment income	(.01)	(.15)	(.09)
Distributions from net realized gain	(.35)	(.52)	(.12)
Total distributions	(.36)	(.67)	(.21)
Net asset value, end of period	$10.33	$11.41	$11.37
Total ReturnC,D	(6.55)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.11%	.11%G
Expenses net of fee waivers, if any	.09%G	.10%	.10%G
Expenses net of all reductions	.09%G	.10%	.10%G
Net investment income (loss)	1.02%G	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$111	$104
Portfolio turnover rateE	10%G	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.04	.16	.07
Net realized and unrealized gain (loss)	(.76)	.51	.37
Total from investment operations	(.72)	.67	.44
Distributions from net investment income	(.01)	(.12)	(.09)
Distributions from net realized gain	(.35)	(.52)	(.12)
Total distributions	(.36)	(.64)	(.21)
Net asset value, end of period	$10.32	$11.40	$11.37
Total ReturnC,D	(6.62)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.36%	.37%G
Expenses net of fee waivers, if any	.34%G	.35%	.35%G
Expenses net of all reductions	.34%G	.35%	.35%G
Net investment income (loss)	.77%G	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$110	$104
Portfolio turnover rateE	10%G	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	17.8	17.9
Strategic Advisers Growth Multi-Manager Fund Class F	14.8	14.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	9.1
Strategic Advisers Value Multi-Manager Fund Class F	17.8	18.0
	60.1	60.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	7.2
Strategic Advisers International Multi-Manager Fund Class F	17.9	18.3
	25.3	25.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.3	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	8.6	7.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.2	3.6
	13.5	12.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.5
	1.1	1.2
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.1%
International Equity Funds	25.3%
Bond Funds	13.5%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	60.7%
International Equity Funds	25.5%
Bond Funds	12.6%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2030 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,026	$11,185
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,078	260,549
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,201	216,555
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,810	129,891
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,957	260,045
TOTAL DOMESTIC EQUITY FUNDS
(Cost $988,680)		878,225

International Equity Funds - 25.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,300	107,992
Strategic Advisers International Multi-Manager Fund Class F (b)	23,942	262,409
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $428,235)		370,401

Bond Funds - 13.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	979	8,985
Fidelity Series Floating Rate High Income Fund Class F (b)	400	3,780
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	381	3,674
Fidelity Series Real Estate Income Fund Class F (b)	658	7,117
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	12,912	126,411
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,972	47,433
TOTAL BOND FUNDS
(Cost $204,614)		197,400

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	10,961	10,961
Fidelity Series Short-Term Credit Fund Class F (b)	472	4,703
TOTAL SHORT-TERM FUNDS
(Cost $15,681)		15,664
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,637,210)		1,461,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143)
NET ASSETS - 100%		$1,461,547

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$9,888	$6,422	$5,349	$9	$10,961
Fidelity Series Commodity Strategy Fund Class F	11,001	2,758	1,287	--	11,185
Fidelity Series Emerging Markets Debt Fund Class F	8,797	2,147	1,438	268	8,985
Fidelity Series Floating Rate High Income Fund Class F	6,967	1,007	4,058	116	3,780
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,811	133	1	3,674
Fidelity Series Real Estate Income Fund Class F	6,815	1,586	966	179	7,117
Fidelity Series Short-Term Credit Fund Class F	6,855	1,177	3,298	40	4,703
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	38,278	15,040	1,594	126,411
Strategic Advisers Core Multi-Manager Fund Class F	255,395	68,307	28,332	905	260,549
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	38,521	10,550	--	107,992
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	49,633	24,497	497	216,555
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	9,287	9,047	1,325	47,433
Strategic Advisers International Multi-Manager Fund Class F	261,262	52,720	24,979	--	262,409
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	30,978	11,700	--	129,891
Strategic Advisers Value Multi-Manager Fund Class F	256,375	57,622	24,860	1,321	260,045
Total	$1,423,712	$364,254	$165,534	$6,255	$1,461,690

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,637,210) — See accompanying schedule		$1,461,690
Receivable for investments sold		4,743
Receivable for fund shares sold		4,046
Receivable from investment adviser for expense reductions		21
Total assets		1,470,500
Liabilities
Payable for investments purchased	$8,789
Distribution and service plan fees payable	22
Transfer agent fees payable	142
Total liabilities		8,953
Net Assets		$1,461,547
Net Assets consist of:
Paid in capital		$1,611,653
Undistributed net investment income		5,194
Accumulated undistributed net realized gain (loss) on investments		20,220
Net unrealized appreciation (depreciation) on investments		(175,520)
Net Assets		$1,461,547
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,256,150 ÷ 124,558 shares)		$10.08
Class L:
Net Asset Value, offering price and redemption price per share ($102,933 ÷ 10,207 shares)		$10.08
Class N:
Net Asset Value, offering price and redemption price per share ($102,464 ÷ 10,178 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,255
Expenses
Transfer agent fees	$838
Distribution and service plan fees	138
Independent trustees' compensation	3
Total expenses before reductions	979
Expense reductions	(109)	870
Net investment income (loss)		5,385
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,165)
Capital gain distributions from underlying funds	33,167
Total net realized gain (loss)		27,002
Change in net unrealized appreciation (depreciation) on underlying funds		(154,573)
Net gain (loss)		(127,571)
Net increase (decrease) in net assets resulting from operations		$(122,186)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,385	$16,006
Net realized gain (loss)	27,002	106,404
Change in net unrealized appreciation (depreciation)	(154,573)	(45,368)
Net increase (decrease) in net assets resulting from operations	(122,186)	77,042
Distributions to shareholders from net investment income	(346)	(16,789)
Distributions to shareholders from net realized gain	(50,417)	(79,626)
Total distributions	(50,763)	(96,415)
Share transactions - net increase (decrease)	210,904	432,995
Total increase (decrease) in net assets	37,955	413,622
Net Assets
Beginning of period	1,423,592	1,009,970
End of period (including undistributed net investment income of $5,194 and undistributed net investment income of $155, respectively)	$1,461,547	$1,423,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.15	.19	.06
Net realized and unrealized gain (loss)	(.86)	.59	1.14	.44
Total from investment operations	(.82)	.74	1.33	.50
Distributions from net investment income	–C	(.16)	(.14)	–
Distributions from net realized gain	(.40)	(.79)	(.17)	–
Total distributions	(.41)D	(.95)	(.31)	–
Net asset value, end of period	$10.08	$11.31	$11.52	$10.50
Total ReturnE,F	(7.65)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.11%	.13%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.09%I
Expenses net of all reductions	.10%I	.10%	.10%	.09%I
Net investment income (loss)	.74%I	1.34%	1.74%	2.14%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,256	$1,201	$801	$105
Portfolio turnover rateG	22%I	27%	63%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.403 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.15	.08
Net realized and unrealized gain (loss)	(.86)	.60	.40
Total from investment operations	(.82)	.75	.48
Distributions from net investment income	–C	(.16)	(.08)
Distributions from net realized gain	(.40)	(.79)	(.11)
Total distributions	(.41)D	(.95)	(.19)
Net asset value, end of period	$10.08	$11.31	$11.51
Total ReturnE,F	(7.65)%	6.80%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%I
Net investment income (loss)	.74%I	1.34%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$103	$111	$104
Portfolio turnover rateG	22%I	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.403 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.13	.07
Net realized and unrealized gain (loss)	(.86)	.58	.41
Total from investment operations	(.83)	.71	.48
Distributions from net investment income	–	(.13)	(.08)
Distributions from net realized gain	(.40)	(.79)	(.11)
Total distributions	(.40)	(.92)	(.19)
Net asset value, end of period	$10.07	$11.30	$11.51
Total ReturnC,D	(7.68)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.36%	.37%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.49%G	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	22%G	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2035 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,731	$9,554
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,457	242,254
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,050	202,067
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,905	120,715
Strategic Advisers Value Multi-Manager Fund Class F (b)	18,581	242,115
TOTAL DOMESTIC EQUITY FUNDS
(Cost $911,766)		816,705

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,106	98,297
Strategic Advisers International Multi-Manager Fund Class F (b)	22,543	247,069
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $392,776)		345,366

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	836	7,674
Fidelity Series Floating Rate High Income Fund Class F (b)	341	3,228
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	324	3,131
Fidelity Series Real Estate Income Fund Class F (b)	562	6,079
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	938	9,184
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,247	40,517
TOTAL BOND FUNDS
(Cost $74,875)		69,813

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	8,979	8,979
Fidelity Series Short-Term Credit Fund Class F (b)	387	3,852
TOTAL SHORT-TERM FUNDS
(Cost $12,846)		12,831
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,392,263)		1,244,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126)
NET ASSETS - 100%		$1,244,589

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,949	$4,515	$4,485	$8	$8,979
Fidelity Series Commodity Strategy Fund Class F	9,261	2,589	1,236	--	9,554
Fidelity Series Emerging Markets Debt Fund Class F	6,911	2,288	1,064	230	7,674
Fidelity Series Floating Rate High Income Fund Class F	5,856	1,087	3,597	101	3,228
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,238	105	1	3,131
Fidelity Series Real Estate Income Fund Class F	5,734	1,545	924	158	6,079
Fidelity Series Short-Term Credit Fund Class F	6,578	886	3,583	36	3,852
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	5,668	2,369	108	9,184
Strategic Advisers Core Multi-Manager Fund Class F	231,860	69,806	26,812	902	242,254
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	38,029	10,817	--	98,297
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	53,527	25,090	491	202,067
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	9,742	9,462	1,141	40,517
Strategic Advisers International Multi-Manager Fund Class F	237,517	60,591	26,640	--	247,069
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	32,861	12,927	--	120,715
Strategic Advisers Value Multi-Manager Fund Class F	232,661	62,130	26,044	1,299	242,115
Total	$1,196,246	$348,502	$155,155	$4,475	$1,244,715

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,392,263) — See accompanying schedule		$1,244,715
Receivable for investments sold		1,759
Receivable for fund shares sold		5,280
Receivable from investment adviser for expense reductions		62
Total assets		1,251,816
Liabilities
Payable for investments purchased	$7,039
Distribution and service plan fees payable	22
Transfer agent fees payable	166
Total liabilities		7,227
Net Assets		$1,244,589
Net Assets consist of:
Paid in capital		$1,367,872
Undistributed net investment income		3,699
Accumulated undistributed net realized gain (loss) on investments		20,566
Net unrealized appreciation (depreciation) on investments		(147,548)
Net Assets		$1,244,589
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,039,823 ÷ 100,675 shares)		$10.33
Class L:
Net Asset Value, offering price and redemption price per share ($102,615 ÷ 9,934 shares)		$10.33
Class N:
Net Asset Value, offering price and redemption price per share ($102,151 ÷ 9,909 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,475
Expenses
Transfer agent fees	$1,010
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,152
Expense reductions	(376)	776
Net investment income (loss)		3,699
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,968)
Capital gain distributions from underlying funds	32,494
Total net realized gain (loss)		24,526
Change in net unrealized appreciation (depreciation) on underlying funds		(136,908)
Net gain (loss)		(112,382)
Net increase (decrease) in net assets resulting from operations		$(108,683)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,699	$10,855
Net realized gain (loss)	24,526	88,348
Change in net unrealized appreciation (depreciation)	(136,908)	(40,442)
Net increase (decrease) in net assets resulting from operations	(108,683)	58,761
Distributions to shareholders from net investment income	–	(11,568)
Distributions to shareholders from net realized gain	(45,500)	(56,501)
Total distributions	(45,500)	(68,069)
Share transactions - net increase (decrease)	202,630	584,379
Total increase (decrease) in net assets	48,447	575,071
Net Assets
Beginning of period	1,196,142	621,071
End of period (including undistributed net investment income of $3,699 and undistributed net investment income of $0, respectively)	$1,244,589	$1,196,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.05
Net realized and unrealized gain (loss)	(.93)	.64	1.36	.51
Total from investment operations	(.90)	.79	1.51	.56
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.42)	(.75)	(.18)	–
Total distributions	(.42)	(.89)C	(.32)	–
Net asset value, end of period	$10.33	$11.65	$11.75	$10.56
Total ReturnD,E	(8.16)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%H	.18%	.17%	.20%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.60%H	1.25%	1.36%	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$973	$412	$127
Portfolio turnover rateF	24%H	11%	32%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.15	.08
Net realized and unrealized gain (loss)	(.93)	.64	.43
Total from investment operations	(.90)	.79	.51
Distributions from net investment income	–	(.14)	(.09)
Distributions from net realized gain	(.42)	(.75)	(.14)
Total distributions	(.42)	(.89)	(.23)
Net asset value, end of period	$10.33	$11.65	$11.75
Total ReturnC,D	(8.16)%	6.94%	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.59%G	1.25%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	24%G	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.12	.07
Net realized and unrealized gain (loss)	(.93)	.63	.44
Total from investment operations	(.91)	.75	.51
Distributions from net investment income	–	(.11)	(.09)
Distributions from net realized gain	(.42)	(.75)	(.14)
Total distributions	(.42)	(.86)	(.23)
Net asset value, end of period	$10.31	$11.64	$11.75
Total ReturnC,D	(8.25)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.34%G	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	24%G	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2040 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,120	$6,182
Strategic Advisers Core Multi-Manager Fund Class F (b)	13,879	156,694
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,379	130,678
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,703	78,104
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,019	156,610
TOTAL DOMESTIC EQUITY FUNDS
(Cost $589,819)		528,268

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	7,829	63,570
Strategic Advisers International Multi-Manager Fund Class F (b)	14,583	159,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $254,047)		223,402

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	541	4,964
Fidelity Series Floating Rate High Income Fund Class F (b)	221	2,088
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	210	2,026
Fidelity Series Real Estate Income Fund Class F (b)	364	3,932
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	607	5,941
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,747	26,211
TOTAL BOND FUNDS
(Cost $48,530)		45,162

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	5,808	5,808
Fidelity Series Short-Term Credit Fund Class F (b)	250	2,492
TOTAL SHORT-TERM FUNDS
(Cost $8,309)		8,300
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $900,705)		805,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91)
NET ASSETS - 100%		$805,041

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$5,676	$2,926	$2,795	$5	$5,808
Fidelity Series Commodity Strategy Fund Class F	5,883	1,445	459	--	6,182
Fidelity Series Emerging Markets Debt Fund Class F	4,494	1,334	572	148	4,964
Fidelity Series Floating Rate High Income Fund Class F	3,755	681	2,274	65	2,088
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,092	64	1	2,026
Fidelity Series Real Estate Income Fund Class F	3,679	927	500	100	3,932
Fidelity Series Short-Term Credit Fund Class F	4,212	416	2,119	23	2,492
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	3,482	1,342	69	5,941
Strategic Advisers Core Multi-Manager Fund Class F	148,714	43,025	14,196	562	156,694
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	22,919	4,948	--	63,570
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	31,323	11,959	306	130,678
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	5,822	5,458	736	26,211
Strategic Advisers International Multi-Manager Fund Class F	152,396	35,613	12,291	--	159,832
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	19,967	6,293	--	78,104
Strategic Advisers Value Multi-Manager Fund Class F	149,259	36,725	12,286	805	156,610
Total	$767,541	$208,697	$77,556	$2,820	$805,132

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $900,705) — See accompanying schedule		$805,132
Receivable for investments sold		1,123
Receivable for fund shares sold		4,008
Receivable from investment adviser for expense reductions		62
Total assets		810,325
Liabilities
Payable for investments purchased	$5,137
Distribution and service plan fees payable	22
Transfer agent fees payable	125
Total liabilities		5,284
Net Assets		$805,041
Net Assets consist of:
Paid in capital		$884,638
Undistributed net investment income		2,272
Accumulated undistributed net realized gain (loss) on investments		13,704
Net unrealized appreciation (depreciation) on investments		(95,573)
Net Assets		$805,041
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($600,274 ÷ 58,320 shares)		$10.29
Class L:
Net Asset Value, offering price and redemption price per share ($102,615 ÷ 9,969 shares)		$10.29
Class N:
Net Asset Value, offering price and redemption price per share ($102,152 ÷ 9,938 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,820
Expenses
Transfer agent fees	$758
Distribution and service plan fees	139
Independent trustees' compensation	2
Total expenses before reductions	899
Expense reductions	(351)	548
Net investment income (loss)		2,272
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,062)
Capital gain distributions from underlying funds	20,494
Total net realized gain (loss)		18,432
Change in net unrealized appreciation (depreciation) on underlying funds		(91,488)
Net gain (loss)		(73,056)
Net increase (decrease) in net assets resulting from operations		$(70,784)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,272	$7,767
Net realized gain (loss)	18,432	62,237
Change in net unrealized appreciation (depreciation)	(91,488)	(27,377)
Net increase (decrease) in net assets resulting from operations	(70,784)	42,627
Distributions to shareholders from net investment income	–	(8,390)
Distributions to shareholders from net realized gain	(32,152)	(42,068)
Total distributions	(32,152)	(50,458)
Share transactions - net increase (decrease)	140,511	259,544
Total increase (decrease) in net assets	37,575	251,713
Net Assets
Beginning of period	767,466	515,753
End of period (including undistributed net investment income of $2,272 and undistributed net investment income of $0, respectively)	$805,041	$767,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.93)	.63	1.39	.51
Total from investment operations	(.90)	.78	1.54	.57
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.46)	(.77)	(.17)	–
Total distributions	(.46)	(.93)C	(.31)	–
Net asset value, end of period	$10.29	$11.65	$11.80	$10.57
Total ReturnD,E	(8.14)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.58%H	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$600	$544	$307	$106
Portfolio turnover rateF	19%H	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.93)	.63	.44
Total from investment operations	(.90)	.78	.51
Distributions from net investment income	–	(.15)	(.09)
Distributions from net realized gain	(.46)	(.77)	(.13)
Total distributions	(.46)	(.92)	(.21)C
Net asset value, end of period	$10.29	$11.65	$11.79
Total ReturnD,E	(8.15)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.13%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	.58%H	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateF	19%H	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.12	.07
Net realized and unrealized gain (loss)	(.93)	.62	.44
Total from investment operations	(.91)	.74	.51
Distributions from net investment income	–	(.12)	(.09)
Distributions from net realized gain	(.45)	(.77)	(.13)
Total distributions	(.45)	(.89)	(.21)C
Net asset value, end of period	$10.28	$11.64	$11.79
Total ReturnD,E	(8.21)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.33%H	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	19%H	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.5%
Bond Funds	5.6%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2045 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,858	$10,259
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,042	260,144
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,234	216,979
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,786	129,646
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,954	260,001
TOTAL DOMESTIC EQUITY FUNDS
(Cost $980,742)		877,029

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,999	105,548
Strategic Advisers International Multi-Manager Fund Class F (b)	24,211	265,357
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $421,466)		370,905

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	897	8,238
Fidelity Series Floating Rate High Income Fund Class F (b)	366	3,465
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	348	3,362
Fidelity Series Real Estate Income Fund Class F (b)	604	6,526
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,007	9,863
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,559	43,498
TOTAL BOND FUNDS
(Cost $80,086)		74,952

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	9,644	9,644
Fidelity Series Short-Term Credit Fund Class F (b)	415	4,137
TOTAL SHORT-TERM FUNDS
(Cost $13,797)		13,781
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,496,091)		1,336,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$1,336,535

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,672	$4,456	$3,484	$8	$9,644
Fidelity Series Commodity Strategy Fund Class F	9,404	2,596	656	--	10,259
Fidelity Series Emerging Markets Debt Fund Class F	6,369	2,675	324	229	8,238
Fidelity Series Floating Rate High Income Fund Class F	5,711	1,037	3,161	100	3,465
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	3,461	96	1	3,362
Fidelity Series Real Estate Income Fund Class F	5,598	1,534	328	159	6,526
Fidelity Series Short-Term Credit Fund Class F	6,654	940	3,428	37	4,137
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	6,076	1,996	107	9,863
Strategic Advisers Core Multi-Manager Fund Class F	226,215	71,079	4,055	868	260,144
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	37,755	582	--	105,548
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	51,888	3,315	473	216,979
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	9,874	5,196	1,133	43,498
Strategic Advisers International Multi-Manager Fund Class F	231,890	60,635	1,449	--	265,357
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	33,251	916	--	129,646
Strategic Advisers Value Multi-Manager Fund Class F	227,030	61,972	1,434	1,255	260,001
Total	$1,167,360	$349,229	$30,420	$4,370	$1,336,667

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,496,091) — See accompanying schedule		$1,336,667
Receivable for investments sold		1,754
Receivable for fund shares sold		11,185
Receivable from investment adviser for expense reductions		101
Total assets		1,349,707
Liabilities
Payable for investments purchased	$12,944
Distribution and service plan fees payable	22
Transfer agent fees payable	206
Total liabilities		13,172
Net Assets		$1,336,535
Net Assets consist of:
Paid in capital		$1,466,684
Undistributed net investment income		3,590
Accumulated undistributed net realized gain (loss) on investments		25,685
Net unrealized appreciation (depreciation) on investments		(159,424)
Net Assets		$1,336,535
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,131,784 ÷ 108,274 shares)		$10.45
Class L:
Net Asset Value, offering price and redemption price per share ($102,608 ÷ 9,816 shares)		$10.45
Class N:
Net Asset Value, offering price and redemption price per share ($102,143 ÷ 9,786 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,370
Expenses
Transfer agent fees	$1,215
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,357
Expense reductions	(577)	780
Net investment income (loss)		3,590
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(852)
Capital gain distributions from underlying funds	31,311
Total net realized gain (loss)		30,459
Change in net unrealized appreciation (depreciation) on underlying funds		(148,646)
Net gain (loss)		(118,187)
Net increase (decrease) in net assets resulting from operations		$(114,597)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,590	$9,207
Net realized gain (loss)	30,459	73,677
Change in net unrealized appreciation (depreciation)	(148,646)	(34,008)
Net increase (decrease) in net assets resulting from operations	(114,597)	48,876
Distributions to shareholders from net investment income	–	(9,896)
Distributions to shareholders from net realized gain	(38,064)	(47,890)
Total distributions	(38,064)	(57,786)
Share transactions - net increase (decrease)	321,936	636,573
Total increase (decrease) in net assets	169,275	627,663
Net Assets
Beginning of period	1,167,260	539,597
End of period (including undistributed net investment income of $3,590 and undistributed net investment income of $0, respectively)	$1,336,535	$1,167,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.95)	.64	1.42	.53
Total from investment operations	(.92)	.79	1.57	.59
Distributions from net investment income	–	(.15)	(.15)	–
Distributions from net realized gain	(.36)	(.74)	(.19)	–
Total distributions	(.36)	(.89)	(.33)C	–
Net asset value, end of period	$10.45	$11.73	$11.83	$10.59
Total ReturnD,E	(8.15)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.25%	.25%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.58%H	1.23%	1.34%	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,132	$944	$331	$106
Portfolio turnover rateF	5%H	16%	38%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.95)	.63	.45
Total from investment operations	(.92)	.78	.52
Distributions from net investment income	–	(.14)	(.09)
Distributions from net realized gain	(.36)	(.74)	(.14)
Total distributions	(.36)	(.88)	(.23)
Net asset value, end of period	$10.45	$11.73	$11.83
Total ReturnC,D	(8.15)%	6.85%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.58%G	1.23%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	5%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.95)	.65	.45
Total from investment operations	(.93)	.77	.51
Distributions from net investment income	–	(.12)	(.09)
Distributions from net realized gain	(.36)	(.74)	(.14)
Total distributions	(.36)	(.86)	(.23)
Net asset value, end of period	$10.44	$11.73	$11.82
Total ReturnC,D	(8.28)%	6.68%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	.33%G	.98%	1.70%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateE	5%G	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.4
	65.6	65.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.6
	5.6	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2050 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,489	$8,218
Strategic Advisers Core Multi-Manager Fund Class F (b)	18,465	208,470
Strategic Advisers Growth Multi-Manager Fund Class F (b)	13,816	173,941
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,242	103,849
Strategic Advisers Value Multi-Manager Fund Class F (b)	15,990	208,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $781,354)		702,832

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,419	84,599
Strategic Advisers International Multi-Manager Fund Class F (b)	19,400	212,620
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $335,671)		297,219

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	719	6,604
Fidelity Series Floating Rate High Income Fund Class F (b)	294	2,777
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	279	2,690
Fidelity Series Real Estate Income Fund Class F (b)	484	5,229
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	807	7,904
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,654	34,860
TOTAL BOND FUNDS
(Cost $64,432)		60,064

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17% (b)(c)	7,728	7,728
Fidelity Series Short-Term Credit Fund Class F (b)	333	3,315
TOTAL SHORT-TERM FUNDS
(Cost $11,056)		11,043
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,192,513)		1,071,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119)
NET ASSETS - 100%		$1,071,039

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,548	$4,221	$5,041	$8	$7,728
Fidelity Series Commodity Strategy Fund Class F	9,000	2,006	1,814	--	8,218
Fidelity Series Emerging Markets Debt Fund Class F	7,126	1,611	1,738	216	6,604
Fidelity Series Floating Rate High Income Fund Class F	5,736	846	3,703	95	2,777
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,891	198	1	2,690
Fidelity Series Real Estate Income Fund Class F	5,617	1,261	1,399	144	5,229
Fidelity Series Short-Term Credit Fund Class F	6,332	761	3,751	32	3,315
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	5,125	2,999	99	7,904
Strategic Advisers Core Multi-Manager Fund Class F	228,439	56,667	47,913	857	208,470
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	32,104	19,509	--	84,599
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	42,886	42,843	467	173,941
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	7,560	12,872	1,068	34,860
Strategic Advisers International Multi-Manager Fund Class F	234,097	47,254	48,295	--	212,620
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	26,679	23,866	--	103,849
Strategic Advisers Value Multi-Manager Fund Class F	229,211	49,583	47,358	1,236	208,354
Total	$1,178,685	$281,455	$263,299	$4,223	$1,071,158

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,192,513) — See accompanying schedule		$1,071,158
Receivable for investments sold		1,446
Receivable for fund shares sold		8,545
Receivable from investment adviser for expense reductions		88
Total assets		1,081,237
Liabilities
Payable for investments purchased	$9,993
Distribution and service plan fees payable	22
Transfer agent fees payable	183
Total liabilities		10,198
Net Assets		$1,071,039
Net Assets consist of:
Paid in capital		$1,177,202
Undistributed net investment income		3,492
Accumulated undistributed net realized gain (loss) on investments		11,700
Net unrealized appreciation (depreciation) on investments		(121,355)
Net Assets		$1,071,039
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($866,323 ÷ 84,177 shares)		$10.29
Class L:
Net Asset Value, offering price and redemption price per share ($102,590 ÷ 9,966 shares)		$10.29
Class N:
Net Asset Value, offering price and redemption price per share ($102,126 ÷ 9,938 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,223
Expenses
Transfer agent fees	$1,135
Distribution and service plan fees	139
Independent trustees' compensation	3
Total expenses before reductions	1,277
Expense reductions	(546)	731
Net investment income (loss)		3,492
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,386)
Capital gain distributions from underlying funds	31,049
Total net realized gain (loss)		18,663
Change in net unrealized appreciation (depreciation) on underlying funds		(113,294)
Net gain (loss)		(94,631)
Net increase (decrease) in net assets resulting from operations		$(91,139)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,492	$12,659
Net realized gain (loss)	18,663	100,845
Change in net unrealized appreciation (depreciation)	(113,294)	(45,685)
Net increase (decrease) in net assets resulting from operations	(91,139)	67,819
Distributions to shareholders from net investment income	–	(13,773)
Distributions to shareholders from net realized gain	(50,847)	(69,529)
Total distributions	(50,847)	(83,302)
Share transactions - net increase (decrease)	34,446	374,356
Total increase (decrease) in net assets	(107,540)	358,873
Net Assets
Beginning of period	1,178,579	819,706
End of period (including undistributed net investment income of $3,492 and undistributed net investment income of $0, respectively)	$1,071,039	$1,178,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.16	.06
Net realized and unrealized gain (loss)	(.93)	.63	1.43	.54
Total from investment operations	(.90)	.78	1.59	.60
Distributions from net investment income	–	(.16)	(.15)	–
Distributions from net realized gain	(.48)	(.81)	(.19)	–
Total distributions	(.48)	(.96)C	(.34)	–
Net asset value, end of period	$10.29	$11.67	$11.85	$10.60
Total ReturnD,E	(8.17)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.20%	.20%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.60%H	1.28%	1.38%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$866	$956	$611	$106
Portfolio turnover rateF	44%H	15%	21%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.93)	.63	.45
Total from investment operations	(.90)	.78	.52
Distributions from net investment income	–	(.16)	(.09)
Distributions from net realized gain	(.48)	(.81)	(.15)
Total distributions	(.48)	(.96)C	(.23)D
Net asset value, end of period	$10.29	$11.67	$11.85
Total ReturnE,F	(8.18)%	6.84%	4.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	.11%	.11%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%I
Net investment income (loss)	.60%I	1.28%	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateG	44%I	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.93)	.63	.45
Total from investment operations	(.91)	.75	.51
Distributions from net investment income	–	(.13)	(.08)
Distributions from net realized gain	(.47)	(.81)	(.15)
Total distributions	(.47)	(.93)C	(.23)
Net asset value, end of period	$10.28	$11.66	$11.84
Total ReturnD,E	(8.22)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.36%	.37%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.35%H	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	44%H	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.5
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.0
	27.8	27.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.5
	5.6	5.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.8
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2055 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,578	$8,709
Strategic Advisers Core Multi-Manager Fund Class F (b)	19,556	220,784
Strategic Advisers Growth Multi-Manager Fund Class F (b)	14,626	184,141
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,852	110,035
Strategic Advisers Value Multi-Manager Fund Class F (b)	16,935	220,662
TOTAL DOMESTIC EQUITY FUNDS
(Cost $837,801)		744,331

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	11,031	89,575
Strategic Advisers International Multi-Manager Fund Class F (b)	20,548	225,208
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $359,806)		314,783

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	762	6,993
Fidelity Series Floating Rate High Income Fund Class F (b)	311	2,941
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	296	2,853
Fidelity Series Real Estate Income Fund Class F (b)	512	5,538
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	855	8,371
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,870	36,920
TOTAL BOND FUNDS
(Cost $68,320)		63,616

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	8,184	8,184
Fidelity Series Short-Term Credit Fund Class F (b)	353	3,511
TOTAL SHORT-TERM FUNDS
(Cost $11,709)		11,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,277,636)		1,134,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115)
NET ASSETS - 100%		$1,134,310

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$8,530	$3,241	$3,587	$7	$8,184
Fidelity Series Commodity Strategy Fund Class F	8,459	1,896	698	--	8,709
Fidelity Series Emerging Markets Debt Fund Class F	5,860	2,160	623	199	6,993
Fidelity Series Floating Rate High Income Fund Class F	5,222	767	2,944	89	2,941
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,948	92	1	2,853
Fidelity Series Real Estate Income Fund Class F	5,172	1,179	570	138	5,538
Fidelity Series Short-Term Credit Fund Class F	6,295	655	3,414	32	3,511
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	5,156	2,042	91	8,371
Strategic Advisers Core Multi-Manager Fund Class F	209,144	52,011	11,482	769	220,784
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	30,622	4,464	--	89,575
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	38,321	10,939	418	184,141
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	7,990	6,386	1,009	36,920
Strategic Advisers International Multi-Manager Fund Class F	215,583	41,881	10,252	--	225,208
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	24,281	5,005	--	110,035
Strategic Advisers Value Multi-Manager Fund Class F	209,940	44,404	9,794	1,107	220,662
Total	$1,079,070	$257,512	$72,292	$3,860	$1,134,425

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $1,277,636) — See accompanying schedule		$1,134,425
Receivable for investments sold		1,506
Receivable for fund shares sold		8,565
Receivable from investment adviser for expense reductions		121
Total assets		1,144,617
Liabilities
Payable for investments purchased	$10,071
Distribution and service plan fees payable	22
Transfer agent fees payable	214
Total liabilities		10,307
Net Assets		$1,134,310
Net Assets consist of:
Paid in capital		$1,251,820
Undistributed net investment income		3,152
Accumulated undistributed net realized gain (loss) on investments		22,549
Net unrealized appreciation (depreciation) on investments		(143,211)
Net Assets		$1,134,310
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($929,646 ÷ 88,678 shares)		$10.48
Class L:
Net Asset Value, offering price and redemption price per share ($102,565 ÷ 9,782 shares)		$10.49
Class N:
Net Asset Value, offering price and redemption price per share ($102,099 ÷ 9,757 shares)		$10.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,860
Expenses
Transfer agent fees	$1,291
Distribution and service plan fees	139
Independent trustees' compensation	2
Total expenses before reductions	1,432
Expense reductions	(724)	708
Net investment income (loss)		3,152
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,922)
Capital gain distributions from underlying funds	27,947
Total net realized gain (loss)		26,025
Change in net unrealized appreciation (depreciation) on underlying funds		(127,941)
Net gain (loss)		(101,916)
Net increase (decrease) in net assets resulting from operations		$(98,764)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,152	$9,949
Net realized gain (loss)	26,025	80,450
Change in net unrealized appreciation (depreciation)	(127,941)	(37,205)
Net increase (decrease) in net assets resulting from operations	(98,764)	53,194
Distributions to shareholders from net investment income	–	(10,797)
Distributions to shareholders from net realized gain	(40,897)	(51,714)
Total distributions	(40,897)	(62,511)
Share transactions - net increase (decrease)	194,990	522,066
Total increase (decrease) in net assets	55,329	512,749
Net Assets
Beginning of period	1,078,981	566,232
End of period (including undistributed net investment income of $3,152 and undistributed net investment income of $0, respectively)	$1,134,310	$1,078,981

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.15	.06
Net realized and unrealized gain (loss)	(.95)	.64	1.50	.56
Total from investment operations	(.92)	.79	1.65	.62
Distributions from net investment income	–	(.15)	(.14)	–
Distributions from net realized gain	(.44)	(.75)	(.18)	–
Total distributions	(.44)	(.90)	(.32)	–
Net asset value, end of period	$10.48	$11.84	$11.95	$10.62
Total ReturnC,D	(8.19)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.26%	.24%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	.58%G	1.26%	1.34%	1.98%G
Supplemental Data
Net assets, end of period (000 omitted)	$930	$856	$357	$106
Portfolio turnover rateE	13%G	11%	19%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.15	.07
Net realized and unrealized gain (loss)	(.94)	.64	.46
Total from investment operations	(.91)	.79	.53
Distributions from net investment income	–	(.15)	(.08)
Distributions from net realized gain	(.44)	(.75)	(.14)
Total distributions	(.44)	(.90)	(.22)
Net asset value, end of period	$10.49	$11.84	$11.95
Total ReturnC,D	(8.10)%	6.81%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.12%	.12%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.58%G	1.26%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$103	$112	$105
Portfolio turnover rateE	13%G	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited)	Years ended March 31,
September 30,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.12	.06
Net realized and unrealized gain (loss)	(.95)	.64	.45
Total from investment operations	(.93)	.76	.51
Distributions from net investment income	–	(.12)	(.08)
Distributions from net realized gain	(.44)	(.75)	(.14)
Total distributions	(.44)	(.87)	(.21)C
Net asset value, end of period	$10.46	$11.83	$11.94
Total ReturnD,E	(8.28)%	6.54%	4.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.37%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.32%H	1.01%	1.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$111	$104
Portfolio turnover rateF	13%H	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.5	19.4
Strategic Advisers Growth Multi-Manager Fund Class F	16.2	16.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.7	9.8
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.6	65.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.7
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.8	27.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.7	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	3.3
	5.6	5.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.8
Fidelity Series Short-Term Credit Fund Class F	0.3	0.6
	1.0	1.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	27.6%
Bond Funds	5.3%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2060 Fund

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	495	$2,733
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,135	69,262
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,589	57,769
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,404	34,520
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,313	69,226
TOTAL DOMESTIC EQUITY FUNDS
(Cost $259,492)		233,510

International Equity Funds - 27.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,461	28,100
Strategic Advisers International Multi-Manager Fund Class F (b)	6,446	70,653
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $114,999)		98,753

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	239	2,195
Fidelity Series Floating Rate High Income Fund Class F (b)	98	923
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	93	895
Fidelity Series Real Estate Income Fund Class F (b)	161	1,738
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	268	2,626
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,215	11,586
TOTAL BOND FUNDS
(Cost $21,667)		19,963

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.17%(b)(c)	2,567	2,567
Fidelity Series Short-Term Credit Fund Class F (b)	111	1,101
TOTAL SHORT-TERM FUNDS
(Cost $3,672)		3,668
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $399,830)		355,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$355,852

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$2,833	$762	$1,028	$2	$2,567
Fidelity Series Commodity Strategy Fund Class F	3,000	428	404	--	2,733
Fidelity Series Emerging Markets Debt Fund Class F	1,834	593	103	63	2,195
Fidelity Series Floating Rate High Income Fund Class F	1,698	159	901	29	923
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	924	28	1	895
Fidelity Series Real Estate Income Fund Class F	1,667	255	107	43	1,738
Fidelity Series Short-Term Credit Fund Class F	2,138	152	1,180	11	1,101
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	1,436	525	29	2,626
Strategic Advisers Core Multi-Manager Fund Class F	67,406	12,192	1,150	245	69,262
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	7,261	137	--	28,100
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	8,089	923	133	57,769
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	1,745	654	319	11,586
Strategic Advisers International Multi-Manager Fund Class F	69,318	8,669	336	--	70,653
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	5,554	337	--	34,520
Strategic Advisers Value Multi-Manager Fund Class F	67,663	9,813	672	354	69,226
Total	$347,610	$58,032	$8,485	$1,229	$355,894

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015 (Unaudited)
Assets
Investment in securities, at value (cost $399,830) — See accompanying schedule		$355,894
Receivable for investments sold		611
Receivable from investment adviser for expense reductions		23
Total assets		356,528
Liabilities
Payable for investments purchased	$605
Transfer agent fee payable	51
Distribution and service plan fees payable	20
Total liabilities		676
Net Assets		$355,852
Net Assets consist of:
Paid in capital		$390,652
Undistributed net investment income		916
Accumulated undistributed net realized gain (loss) on investments		8,220
Net unrealized appreciation (depreciation) on investments		(43,936)
Net Assets		$355,852
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($163,086 ÷ 17,868 shares)		$9.13
Class L:
Net Asset Value, offering price and redemption price per share ($96,522 ÷ 10,575 shares)		$9.13
Class N:
Net Asset Value, offering price and redemption price per share ($96,244 ÷ 10,564 shares)		$9.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2015 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,229
Expenses
Transfer agent fees	$314
Distribution and service plan fees	131
Independent trustees' compensation	1
Total expenses before reductions	446
Expense reductions	(133)	313
Net investment income (loss)		916
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(321)
Capital gain distributions from underlying funds	8,892
Total net realized gain (loss)		8,571
Change in net unrealized appreciation (depreciation) on underlying funds		(40,942)
Net gain (loss)		(32,371)
Net increase (decrease) in net assets resulting from operations		$(31,455)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2015 (Unaudited)	For the period August 5, 2014 (commencement of operations) to March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$916	$2,199
Net realized gain (loss)	8,571	16,491
Change in net unrealized appreciation (depreciation)	(40,942)	(2,994)
Net increase (decrease) in net assets resulting from operations	(31,455)	15,696
Distributions to shareholders from net investment income	–	(2,357)
Distributions to shareholders from net realized gain	(14,004)	(2,679)
Total distributions	(14,004)	(5,036)
Share transactions - net increase (decrease)	53,739	336,912
Total increase (decrease) in net assets	8,280	347,572
Net Assets
Beginning of period	347,572	–
End of period (including undistributed net investment income of $916 and undistributed net investment income of $0, respectively)	$355,852	$347,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	(.82)	.42
Total from investment operations	(.79)	.50
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.17)
Net asset value, end of period	$9.13	$10.33
Total ReturnC,D	(8.07)%	5.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.15%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	.57%G	1.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$163	$138
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	(.83)	.43
Total from investment operations	(.80)	.51
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.17)
Net asset value, end of period	$9.13	$10.34
Total ReturnC,D	(8.16)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.14%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	.58%G	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$97	$105
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited)	Year ended March 31,
September 30,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	(.83)	.43
Total from investment operations	(.81)	.49
Distributions from net investment income	–	(.07)
Distributions from net realized gain	(.41)	(.09)
Total distributions	(.41)	(.16)
Net asset value, end of period	$9.11	$10.33
Total ReturnC,D	(8.27)%	4.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.38%G
Expenses net of fee waivers, if any	.35%G	.35%G
Expenses net of all reductions	.35%G	.35%G
Net investment income (loss)	.32%G	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$96	$105
Portfolio turnover rateE	5%G	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2015

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Strategic Advisers Multi-Manager Income Fund	$1,210,266	$1,713	$(54,510)	$(52,797)
Strategic Advisers Multi-Manager 2005 Fund	394,528	1,755	(23,471)	(21,716)
Strategic Advisers Multi-Manager 2010 Fund	816,688	2,345	(58,611)	(56,266)
Strategic Advisers Multi-Manager 2015 Fund	2,051,849	3,914	(171,258)	(167,344)
Strategic Advisers Multi-Manager 2020 Fund	4,629,766	3,936	(400,565)	(396,629)
Strategic Advisers Multi-Manager 2025 Fund	1,702,637	3,277	(144,129)	(140,852)
Strategic Advisers Multi-Manager 2030 Fund	1,647,803	3,022	(189,135)	(186,113)
Strategic Advisers Multi-Manager 2035 Fund	1,402,830	3,923	(162,038)	(158,115)
Strategic Advisers Multi-Manager 2040 Fund	907,088	3,259	(105,215)	(101,956)
Strategic Advisers Multi-Manager 2045 Fund	1,501,248	3,624	(168,205)	(164,581)
Strategic Advisers Multi-Manager 2050 Fund	1,205,855	3,418	(138,115)	(134,697)
Strategic Advisers Multi-Manager 2055 Fund	1,282,692	3,613	(151,880)	(148,267)
Strategic Advisers Multi-Manager 2060 Fund	400,286	9	(44,401)	(44,392)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	157,335	79,896
Strategic Advisers Multi-Manager 2005 Fund	122,465	62,655
Strategic Advisers Multi-Manager 2010 Fund	167,328	118,948
Strategic Advisers Multi-Manager 2015 Fund	415,494	185,351
Strategic Advisers Multi-Manager 2020 Fund	1,597,054	391,829
Strategic Advisers Multi-Manager 2025 Fund	617,722	67,063
Strategic Advisers Multi-Manager 2030 Fund	364,254	165,534
Strategic Advisers Multi-Manager 2035 Fund	348,502	155,155
Strategic Advisers Multi-Manager 2040 Fund	208,697	77,556
Strategic Advisers Multi-Manager 2045 Fund	349,229	30,420
Strategic Advisers Multi-Manager 2050 Fund	281,455	263,299
Strategic Advisers Multi-Manager 2055 Fund	257,512	72,292
Strategic Advisers Multi-Manager 2060 Fund	58,032	8,485

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 131	$ 131
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 133	$ 133
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 134	$ 134
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 135	$ 135
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 136	$ 136
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 137	$ 137
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 138	$ 138
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 139	$ 139
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	$226.05
Class L	27.05
Class N	27.05
	$280
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$41.06
Class L	49.09
Class N	$49.09
	$139
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$132.05
Class L	34.06
Class N	34.06
	$200
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$677.08
Class L	44.08
Class N	44.08
	$765
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$1,450.08
Class L	43.08
Class N	42.08
	$1,535
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$611.11
Class L	52.09
Class N	51.09
	$714
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$728.12
Class L	55.10
Class N	55.10
	$838
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$892.17
Class L	59.11
Class N	59.11
	$1,010
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$630.21
Class L	64.11
Class N	64.12
	$758
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$1,097.21
Class L	59.11
Class N	59.11
	$1,215
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$1,017.21
Class L	59.11
Class N	59.11
	$1,135
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$1,171.25
Class L	60.11
Class N	60.11
	$1,291
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$163.21
Class L	75.14
Class N	76.15
	$314

*Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$41
Class L	.10%	–
Class N	.35%	–
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$109
Class L	.10%	–
Class N	.35%	–
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$370
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$335
Class L	.10%	8
Class N	.35%	8
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$569
Class L	.10%	4
Class N	.35%	4
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$540
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$715
Class L	.10%	5
Class N	.35%	4
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$85
Class L	.10%	24
Class N	.35%	24

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$7,096	$14,998
Class L	780	1,859
Class N	663	1,595
Total	$8,539	$18,452
From net realized gain
Multi-Manager Income	$11,348	$14,916
Class L	1,306	1,774
Class N	1,301	1,770
Total	$13,955	$18,460
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$376	$2,027
Class L	326	1,777
Class N	254	1,513
Total	$956	$5,317
From net realized gain
Multi-Manager 2005	$2,245	$4,186
Class L	2,005	3,752
Class N	1,999	3,749
Total	$6,249	$11,687
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$1,524	$7,846
Class L	299	1,561
Class N	229	1,302
Total	$2,052	$10,709
From net realized gain
Multi-Manager 2010	$12,551	$18,444
Class L	2,463	3,793
Class N	2,457	3,791
Total	$17,471	$26,028
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$3,788	$18,693
Class L	247	1,401
Class N	187	1,144
Total	$4,222	$21,238
From net realized gain
Multi-Manager 2015	$41,662	$45,772
Class L	2,829	3,708
Class N	2,821	3,706
Total	$47,312	$53,186
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$5,667	$35,894
Class L	177	1,481
Class N	118	1,216
Total	$5,962	$38,591
From net realized gain
Multi-Manager 2020	$85,897	$99,121
Class L	2,835	4,252
Class N	2,827	4,249
Total	$91,559	$107,622
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$1,179	$10,083
Class L	126	1,359
Class N	58	1,099
Total	$1,363	$12,541
From net realized gain
Multi-Manager 2025	$31,828	$30,664
Class L	3,403	4,833
Class N	3,395	4,830
Total	$38,626	$40,327
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$316	$14,037
Class L	30	1,510
Class N	–	1,242
Total	$346	$16,789
From net realized gain
Multi-Manager 2030	$42,488	$65,089
Class L	3,970	7,271
Class N	3,959	7,266
Total	$50,417	$79,626
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$–	$9,243
Class L	–	1,298
Class N	–	1,027
Total	$–	$11,568
From net realized gain
Multi-Manager 2035	$37,549	$43,073
Class L	3,981	6,716
Class N	3,970	6,712
Total	$45,500	$56,501
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$–	$5,921
Class L	–	1,365
Class N	–	1,104
Total	$–	$8,390
From net realized gain
Multi-Manager 2040	$23,391	$28,197
Class L	4,420	6,938
Class N	4,341	6,933
Total	$32,152	$42,068
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$–	$7,562
Class L	–	1,297
Class N	–	1,037
Total	$–	$9,896
From net realized gain
Multi-Manager 2045	$31,200	$34,646
Class L	3,465	6,624
Class N	3,399	6,620
Total	$38,064	$47,890
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$–	$11,249
Class L	–	1,397
Class N	–	1,127
Total	$–	$13,773
From net realized gain
Multi-Manager 2050	$41,748	$55,103
Class L	4,575	7,215
Class N	4,524	7,211
Total	$50,847	$69,529
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$–	$8,422
Class L	–	1,321
Class N	–	1,054
Total	$–	$ 10,797
From net realized gain
Multi-Manager 2055	$32,628	$38,448
Class L	4,140	6,635
Class N	4,129	6,631
Total	$40,897	$51,714
Strategic Advisers Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$–	$845
Class L	–	811
Class N	–	701
Total	$–	$2,357
From net realized gain
Multi-Manager 2060	$5,652	$917
Class L	4,178	881
Class N	4,174	881
Total	$14,004	$2,679

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	6,503	22,399	$65,886	$233,312
Reinvestment of distributions	1,809	2,916	18,444	29,914
Shares redeemed	(556)	(4,341)	(5,644)	(44,814)
Net increase (decrease)	7,756	20,974	$78,686	$218,412
Class L
Reinvestment of distributions	205	354	$2,086	$3,633
Class N
Reinvestment of distributions	193	328	$1,964	$3,365
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	9,012	23	$92,429	$245
Reinvestment of distributions	250	595	2,621	6,213
Shares redeemed	(3,800)	–	(39,364)	–
Net increase (decrease)	5,462	618	$55,686	$6,458
Class L
Reinvestment of distributions	223	529	$2,331	$5,529
Class N
Reinvestment of distributions	215	504	$2,253	$5,262
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	10,126	22,695	$107,850	$247,555
Reinvestment of distributions	1,308	2,454	14,075	26,290
Shares redeemed	(7,075)	–	(74,753)	–
Net increase (decrease)	4,359	25,149	$47,172	$273,845
Class L
Reinvestment of distributions	257	499	$2,762	$5,354
Class N
Reinvestment of distributions	250	475	$2,686	$5,093
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	26,338	84,482	$284,197	$938,353
Reinvestment of distributions	4,162	5,937	45,450	64,465
Shares redeemed	(9,290)	(5,712)	(97,128)	(64,673)
Net increase (decrease)	21,210	84,707	$232,519	$938,145
Class L
Reinvestment of distributions	281	470	$3,076	$5,109
Class N
Reinvestment of distributions	276	447	$3,008	$4,850
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	121,821	155,423	$1,332,227	$1,750,691
Reinvestment of distributions	8,271	12,303	91,564	135,015
Shares redeemed	(20,326)	(20,182)	(223,407)	(222,743)
Net increase (decrease)	109,766	147,544	$1,200,384	$1,662,963
Class L
Reinvestment of distributions	272	522	$3,012	$5,733
Class N
Reinvestment of distributions	266	498	$2,945	$5,465
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	47,068	58,082	$524,883	$657,060
Reinvestment of distributions	2,918	3,637	33,007	40,747
Shares redeemed	(597)	(10,346)	(6,939)	(118,402)
Net increase (decrease)	49,389	51,373	$550,951	$579,405
Class L
Reinvestment of distributions	312	552	$3,529	$6,192
Class N
Reinvestment of distributions	305	529	$3,453	$5,929
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	26,701	51,840	$295,799	$597,602
Reinvestment of distributions	3,815	7,097	42,804	79,126
Shares redeemed	(12,204)	(22,269)	(135,658)	(261,022)
Net increase (decrease)	18,312	36,668	$202,945	$415,706
Class L
Reinvestment of distributions	356	787	$4,000	$8,781
Class N
Reinvestment of distributions	353	763	$3,959	$8,508
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	25,855	48,556	$294,257	$571,977
Reinvestment of distributions	3,237	4,562	37,549	52,316
Shares redeemed	(11,958)	(4,636)	(137,127)	(55,667)
Net increase (decrease)	17,134	48,482	$194,679	$568,626
Class L
Reinvestment of distributions	343	698	$3,981	$8,014
Class N
Reinvestment of distributions	343	674	$3,970	$7,739
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	15,685	28,047	$177,622	$332,625
Reinvestment of distributions	2,023	2,973	23,391	34,118
Shares redeemed	(6,103)	(10,311)	(69,263)	(123,539)
Net increase (decrease)	11,605	20,709	$131,750	$243,204
Class L
Reinvestment of distributions	382	723	$4,420	$8,303
Class N
Reinvestment of distributions	376	700	$4,341	$8,037
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	26,369	57,992	$298,027	$686,592
Reinvestment of distributions	2,658	3,654	31,200	42,208
Shares redeemed	(1,221)	(9,118)	(14,155)	(107,805)
Net increase (decrease)	27,806	52,528	$315,072	$620,995
Class L
Reinvestment of distributions	295	686	$3,465	$7,921
Class N
Reinvestment of distributions	290	662	$3,399	$7,657
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	20,727	33,556	$233,183	$397,173
Reinvestment of distributions	3,611	5,769	41,748	66,352
Shares redeemed	(22,042)	(8,996)	(249,584)	(106,119)
Net increase (decrease)	2,296	30,329	$25,347	$357,406
Class L
Reinvestment of distributions	396	748	$4,575	$8,612
Class N
Reinvestment of distributions	392	725	$4,524	$8,338
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	19,766	43,717	$226,075	$522,555
Reinvestment of distributions	2,772	4,023	32,628	46,870
Shares redeemed	(6,161)	(5,343)	(71,982)	(63,000)
Net increase (decrease)	16,377	42,397	$186,721	$506,425
Class L
Reinvestment of distributions	352	682	$4,140	$7,956
Class N
Reinvestment of distributions	351	659	$4,129	$7,685
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	4,033	13,161	$40,033	$132,095
Reinvestment of distributions	551	174	5,652	1,762
Shares redeemed	(29)	(22)	(298)	(221)
Net increase (decrease)	4,555	13,313	$45,387	$133,636
Class L
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	408	167	4,178	1,693
Net increase (decrease)	408	10,167	$4,178	$101,693
Class N
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	408	156	4,174	1,583
Net increase (decrease)	408	10,156	$4,174	$101,583

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	27%
Strategic Advisers Multi-Manager 2005 Fund	85%
Strategic Advisers Multi-Manager 2010 Fund	42%
Strategic Advisers Multi-Manager 2015 Fund	17%
Strategic Advisers Multi-Manager 2025 Fund	21%
Strategic Advisers Multi-Manager 2030 Fund	22%
Strategic Advisers Multi-Manager 2035 Fund	26%
Strategic Advisers Multi-Manager 2040 Fund	40%
Strategic Advisers Multi-Manager 2045 Fund	24%
Strategic Advisers Multi-Manager 2050 Fund	30%
Strategic Advisers Multi-Manager 2055 Fund	29%
Strategic Advisers Multi-Manager 2060 Fund	81%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$970.70	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.05%
Actual		$1,000.00	$970.60	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class N	.30%
Actual		$1,000.00	$968.50	$1.48
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$958.20	$.29
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class L	.09%
Actual		$1,000.00	$958.10	$.44
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$957.40	$1.66
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$951.20	$.24
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.06%
Actual		$1,000.00	$951.30	$.29
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class N	.31%
Actual		$1,000.00	$949.60	$1.51
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$944.70	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$944.60	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$943.20	$1.60
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$940.20	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$940.10	$.39
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$939.50	$1.60
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$934.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.09%
Actual		$1,000.00	$934.50	$.44
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$933.80	$1.64
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$923.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$923.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$923.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.50	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$918.60	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.90	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.50	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$918.30	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.20	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.80	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$918.10	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$919.00	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.20	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$919.30	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$918.40	$.48
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$917.30	$1.68
Hypothetical-C		$1,000.00	$1,023.25	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Multi-Manager Target Date Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management and administration arrangements for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the contract arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's management and administration arrangements, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of each fund's management and administration arrangements. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's management and administration arrangements. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the management and administration arrangements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to approve an amended and restated management contract (Advisory Contract) and administration agreement for each fund to reflect the fact that, effective October 1, 2015, FMR Co., Inc. (FMRC), an affiliate of Strategic Advisers, Inc. (Strategic Advisers) and Fidelity Management & Research Company (FMR), would assume the duties and rights of Strategic Advisers under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of each fund's management contract, including the lack of fees payable thereunder, would not change as a result of the approval of the Advisory Contract. The Board considered that FMRC would render the same services to the funds under the Advisory Contracts that Strategic Advisers rendered to the funds under the then current management contracts. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with Strategic Advisers as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel that provide services to the funds, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the then current management contract (and to be performed under the Advisory Contract) and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for each fund except Strategic Advisers Multi-Manager 2060 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history, and noted that the approval of the Advisory Contract for each fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Investment Performance (for Strategic Advisers Multi-Manager 2060 Fund)  ..The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions, and noted that the approval of the Advisory Contract for the fund would not result in any changes to the fund's investment strategy or the personnel responsible for providing advisory services to the fund. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds did not pay Strategic Advisers, and would not pay FMRC, a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, FMR has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, this year, instead of including all funds in one competitive mapped group that includes all funds-of-funds, FMR introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that the investment adviser believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses.

The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Strategic Advisers Multi-Manager 2005 Fund

Strategic Advisers Multi-Manager 2010 Fund

Strategic Advisers Multi-Manager 2015 Fund

Strategic Advisers Multi-Manager 2020 Fund

Strategic Advisers Multi-Manager 2025 Fund

Strategic Advisers Multi-Manager 2030 Fund

Strategic Advisers Multi-Manager 2035 Fund

Strategic Advisers Multi-Manager 2040 Fund

Strategic Advisers Multi-Manager 2045 Fund

Strategic Advisers Multi-Manager 2050 Fund

Strategic Advisers Multi-Manager 2055 Fund

Strategic Advisers Multi-Manager 2060 Fund

Strategic Advisers Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below its competitive median for 2014. The Board noted that the total expense ratio of Class N of Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2020 Fund, and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014, the total expense ratio of Class N of Strategic Advisers Multi-Manager 2005 Fund and Strategic Advisers Multi-Manager 2015 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class N of each other fund ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Class N was above the competitive median, the total expense ratio of Class N was above median primarily because of higher 12b-1 fees on Class N compared to most competitor funds.

In considering the total expense ratio for each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes in the mapped group. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class of Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014 and the retail class of each other fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class L of Strategic Advisers Multi-Manager 2005 Fund and Strategic Advisers Multi-Manager Income Fund ranked below its competitive median for 2014, the total expense ratio of Class L of Strategic Advisers Multi-Manager 2010 Fund ranked equal to its competitive median for 2014, and the total expense ratio of Class L of each other fund ranked above its competitive median for 2014. The Board noted that the total expense ratio of Class N of each fund ranked above its competitive median for 2014.

The Board further considered that the investment adviser contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the approval of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

OLF-SANN-1115
1.954277.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Boylston Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 30, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 30, 2015